UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2023 through August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
JPMorgan Institutional Trust Funds
August 31, 2023  (Unaudited)
JPMorgan Core Bond Trust
JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

August 31, 2023	JPMorgan Institutional Trust Funds	1

JPMorgan Institutional Trust Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investment generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, yields on sovereign debt rose and the difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected, given slower economic growth.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, developed market government bond yields reached their highest levels since. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bond.
The period was bracketed by two events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion among with banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	JPMorgan Institutional Trust Funds	August 31, 2023

JPMorgan Core Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	0.93%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023 (In Thousands)	$2,097,760
Duration as of 8/31/2023	6.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration and its overweight allocation to commercial mortgage-backed securities were leading detractors from performance. Generally, bonds of longer duration will experience a greater decline in price compared with short duration bonds when interest rates rise. The Fund’s security selection in non-agency mortgage-backed securities and asset-backed securities were leading contributors to relative performance. Within corporate bonds, the Fund’s underweight position in regional banks also contributed to performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors.
The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	26.7%
Corporate Bonds	23.3
Mortgage-Backed Securities	21.2
Asset-Backed Securities	14.5
Collateralized Mortgage Obligations	5.8
Commercial Mortgage-Backed Securities	4.3
Others (each less than 1.0%)	1.4
Short-Term Investments	2.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	0.93%	(0.68)%	1.26%	2.06%

*	Not annualized.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by calling 1-800-480-7722.
The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
The Fund’s shares have a $10,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Institutional Trust Funds	August 31, 2023

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	1.66%
Bloomberg Intermediate U.S. Government/Credit Index	1.71%
Net Assets as of 8/31/2023 (In Thousands)	$82,894
Duration as of 8/31/2023	3.9 Years
INVESTMENT OBJECTIVE**
The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg Intermediate U.S. Government/Credit Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration and its overweight allocation to the 10-years and longer part of the yield curve were leading detractors from performance. Generally, bonds of longer duration will experience a greater decline in price compared with shorter duration bonds when interest rates rise. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s out-of-Benchmark position in commercial mortgage-backed securities also detracted from relative performance.
The Fund’s underweight allocation to U.S. Treasury bonds and its out-of-Benchmark positions in non-agency mortgage-backed securities and asset-backed securities were leading contributors to performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	34.1%
Corporate Bonds	25.3
Collateralized Mortgage Obligations	11.9
Mortgage-Backed Securities	10.2
Asset-Backed Securities	9.3
Commercial Mortgage-Backed Securities	6.3
Others (each less than 1.0%)	0.3
Short-Term Investments	2.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	JPMorgan Institutional Trust Funds	5

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.66%	0.84%	1.39%	1.83%

*	Not annualized.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by calling 1-800-480-7722.
The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Intermediate U.S. Government/Credit Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg
Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.
The Fund’s shares have a $5,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMorgan Institutional Trust Funds	August 31, 2023

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,313
4.38%, 5/15/2040	11,000	11,133
3.88%, 8/15/2040	21,115	20,044
1.88%, 2/15/2041	7,095	4,924
2.25%, 5/15/2041	18,355	13,525
1.75%, 8/15/2041	980	658
2.00%, 11/15/2041	1,160	812
2.38%, 2/15/2042	48,290	35,925
2.75%, 11/15/2042	12,300	9,644
4.00%, 11/15/2042	4,400	4,175
3.63%, 8/15/2043	5,214	4,661
3.75%, 11/15/2043	238	216
3.00%, 11/15/2044	8,200	6,596
2.88%, 8/15/2045	2,795	2,187
2.25%, 8/15/2046	13,193	9,088
3.00%, 2/15/2047	548	436
3.13%, 5/15/2048	3,757	3,051
2.25%, 8/15/2049	8,965	6,099
2.38%, 11/15/2049	3,700	2,588
2.00%, 2/15/2050	5,329	3,412
1.25%, 5/15/2050	6,152	3,216
1.38%, 8/15/2050	565	305
1.63%, 11/15/2050	8,800	5,090
1.88%, 2/15/2051	18,387	11,343
2.00%, 8/15/2051	22,110	14,037
1.88%, 11/15/2051	7,225	4,439
2.25%, 2/15/2052	21,155	14,271
2.88%, 5/15/2052	2,025	1,572
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	437	429
3.63%, 4/15/2028	1,507	1,605
2.50%, 1/15/2029	426	436
U.S. Treasury Notes
0.88%, 9/30/2026	8,502	7,630
1.75%, 12/31/2026	9,369	8,588
2.63%, 5/31/2027	12,000	11,264
3.25%, 6/30/2027	12,000	11,520
2.75%, 7/31/2027	7,950	7,484
3.13%, 8/31/2027	43,850	41,842
0.38%, 9/30/2027	4,690	3,998
0.75%, 1/31/2028	4,500	3,860
1.25%, 3/31/2028	9,800	8,565
3.50%, 4/30/2028	50,370	48,698
1.25%, 6/30/2028	13,470	11,703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.00%, 7/31/2028	9,500	8,130
4.13%, 7/31/2028	38,000	37,777
1.75%, 1/31/2029	3,850	3,385
1.88%, 2/28/2029	12,700	11,230
2.88%, 4/30/2029	30,400	28,295
2.75%, 5/31/2029	130	120
3.25%, 6/30/2029	30,000	28,451
1.50%, 2/15/2030	895	759
1.25%, 8/15/2031	1,040	840
1.38%, 11/15/2031	1,174	951
1.88%, 2/15/2032	27,100	22,778
2.88%, 5/15/2032	5,725	5,203
2.75%, 8/15/2032	26,425	23,720
3.38%, 5/15/2033	17,000	16,014
U.S. Treasury STRIPS Bonds
2.00%, 8/15/2024 (a)	6,895	6,561
8.27%, 5/15/2026 (a)	1,500	1,326
3.94%, 8/15/2026 (a)	1,592	1,395
2.54%, 11/15/2041 (a)	500	219
Total U.S. Treasury Obligations (Cost $652,663)		561,536
Corporate Bonds — 23.4%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	799
3.00%, 9/15/2050 (b)	502	329
Boeing Co. (The)
4.88%, 5/1/2025	605	597
2.75%, 2/1/2026	701	658
2.20%, 2/4/2026	1,385	1,278
3.10%, 5/1/2026	320	301
5.04%, 5/1/2027	960	950
3.25%, 3/1/2028	840	766
5.15%, 5/1/2030	1,540	1,515
5.71%, 5/1/2040	745	724
L3Harris Technologies, Inc. 5.40%, 7/31/2033	1,082	1,084
Leidos, Inc.
2.30%, 2/15/2031	465	368
5.75%, 3/15/2033	630	626
RTX Corp.
5.15%, 2/27/2033	934	923
4.50%, 6/1/2042	2,799	2,441
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
4.15%, 5/15/2045	543	442
4.35%, 4/15/2047	199	168
		14,094
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	347
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	452
1.30%, 1/8/2026 (b)	425	385
1.50%, 6/15/2026 (b)	775	693
3.00%, 2/10/2027 (b)	355	325
2.38%, 10/15/2027 (b)	530	464
1.80%, 1/10/2028 (b)	805	681
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	615
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	326
		3,941
Banks — 5.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	675
AIB Group plc (Ireland) (SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	1,955	2,003
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (b)	1,070	1,066
2.55%, 2/13/2030 (b)	778	654
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	253
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	995
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	393
1.85%, 3/25/2026	1,000	903
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	176
5.59%, 8/8/2028	3,000	2,973
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,591
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,440
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,683
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,256
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	898
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	358
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	2,000	1,952
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,537
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,343	1,340
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	664
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,597
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (b)	813	780
5.90%, 7/13/2026 (b)	1,640	1,645
5.79%, 7/13/2028 (b)	2,405	2,416
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	457
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	777
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	290
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	624
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	786
1.00%, 1/20/2026 (b)	2,205	1,977
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	627
3.38%, 12/2/2026	400	372
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	564
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	1,200	928
Citigroup, Inc.
4.40%, 6/10/2025	865	843
4.30%, 11/20/2026	1,200	1,153
6.63%, 1/15/2028	250	264
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,463
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	702
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	593
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	205
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	525	357
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	759
3.75%, 7/21/2026	945	887
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,211
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	465
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	2,500	2,241
2.81%, 1/11/2041 (b)	470	306
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	705	705
Discover Bank 4.25%, 3/13/2026	1,205	1,146
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,282
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	200	190
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	906
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	489
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	849
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,044
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	1,460	1,534
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	683
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	919
6.10%, 1/14/2042	700	733
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	634
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	385
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	740
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	874
4.38%, 3/22/2028	475	450
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	838
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (c)	945	933
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	880	871
3.75%, 7/18/2039	760	628
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	875	818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	936
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	1,550	1,553
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	610
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	1,025	887
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,463
4.80%, 4/5/2026	2,010	1,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	690
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	690	658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	859
(ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (c)	1,240	1,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	905	901
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	384
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	857
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,355	3,397
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,117
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	367
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,537
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	350
3.00%, 1/22/2030 (b)	235	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,507
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	503
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	434
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	182
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	872	805
5.52%, 1/13/2028	1,480	1,479
3.04%, 7/16/2029	1,315	1,148
5.71%, 1/13/2030	1,480	1,488
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	1,305	1,308
5.16%, 1/10/2028	600	594
5.52%, 7/17/2028	490	492
Truist Financial Corp.
4.00%, 5/1/2025	265	257
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	720
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	718
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	830
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	591
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	184
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	300	289
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	3,983
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,324
4.65%, 11/4/2044	1,180	976
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
4.40%, 6/14/2046	300	238
Wells Fargo Bank NA 5.45%, 8/7/2026	2,680	2,688
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041 (d)	882	576
		118,757
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,472
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	63
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	683
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	310
1.85%, 9/1/2032	675	517
Constellation Brands, Inc.
4.75%, 5/9/2032	300	288
5.25%, 11/15/2048	220	205
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	830
		5,368
Biotechnology — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,208
4.63%, 10/1/2042	480	426
4.40%, 11/6/2042	790	690
4.45%, 5/14/2046	190	164
Amgen, Inc.
5.25%, 3/2/2033	1,535	1,527
4.66%, 6/15/2051	1,300	1,121
3.00%, 1/15/2052	845	550
5.65%, 3/2/2053	825	818
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	856
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,011
		11,371
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	990
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	269
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.50%, 8/15/2032	600	612
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	649
		1,530
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	336
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	315
4.85%, 3/29/2029	411	393
4.70%, 9/20/2047	88	72
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	402	391
7.95%, 1/9/2025	1,718	1,752
1.25%, 8/7/2026	2,095	1,835
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,223
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,780	1,615
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	655
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,149
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	451
FMR LLC 6.45%, 11/15/2039 (b)	500	509
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,373
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	1,200	1,196
3.50%, 11/16/2026	469	441
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,600
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	694
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,140
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	685
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	809
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,783
6.75%, 10/1/2037	685	726
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	765
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	439
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	458
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	682
Morgan Stanley
3.63%, 1/20/2027	2,470	2,334
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	1,937
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	1,954
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,338
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,790
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,114
4.30%, 1/27/2045	485	412
Nasdaq, Inc. 5.55%, 2/15/2034	450	449
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,045
2.68%, 7/16/2030	700	568
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	691	666
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	456
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	904
4.28%, 1/9/2028 (b)	1,162	1,087
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,103
		41,644
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	136
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	961
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	290
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	165
4.13%, 3/15/2035	455	395
5.00%, 4/1/2049	230	200
Union Carbide Corp. 7.75%, 10/1/2096	850	961
		3,108
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	218
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,215
2.35%, 1/15/2032	1,095	866
		2,081
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	404
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — continued
5.13%, 5/18/2045 (b)	893	795
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	722
		1,921
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.88%, 8/14/2024	600	582
6.50%, 7/15/2025	246	247
1.75%, 1/30/2026	860	778
2.45%, 10/29/2026	560	504
3.00%, 10/29/2028	690	598
3.30%, 1/30/2032	655	532
American Express Co. 5.85%, 11/5/2027	1,470	1,502
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (b)	1,540	1,520
2.88%, 2/15/2025 (b)	450	425
5.50%, 1/15/2026 (b)	1,000	973
2.13%, 2/21/2026 (b)	620	557
4.25%, 4/15/2026 (b)	1,200	1,132
4.38%, 5/1/2026 (b)	820	773
2.53%, 11/18/2027 (b)	7,294	6,227
Capital One Financial Corp.
4.20%, 10/29/2025	250	240
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	779
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	701
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	446
3.80%, 4/7/2025	685	662
1.25%, 1/8/2026	1,781	1,602
2.35%, 1/8/2031	520	404
2.70%, 6/10/2031	1,340	1,056
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	1,626	1,615
		23,855
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	439
2.50%, 2/10/2041 (b)	574	371
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (b)	1,420	935
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	701	661
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Series 2013, 4.70%, 1/10/2036 (b)	549	505
Kroger Co. (The) 5.00%, 4/15/2042	1,100	982
		3,893
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,117
Packaging Corp. of America 4.05%, 12/15/2049	845	655
WRKCo, Inc.
3.75%, 3/15/2025	400	388
3.90%, 6/1/2028	170	158
		2,318
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	399
University of Miami Series 2022, 4.06%, 4/1/2052	480	394
University of Southern California Series A, 3.23%, 10/1/2120	570	333
		1,126
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,264
WP Carey, Inc.
4.25%, 10/1/2026	350	336
2.25%, 4/1/2033	1,180	877
		3,477
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	214
2.75%, 6/1/2031	1,900	1,570
3.50%, 6/1/2041	1,646	1,207
3.55%, 9/15/2055	2,984	1,947
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	244
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	208
Sprint Capital Corp. 6.88%, 11/15/2028	591	624
Verizon Communications, Inc.
2.65%, 11/20/2040	988	660
3.40%, 3/22/2041	1,060	787
3.70%, 3/22/2061	1,045	712
		8,173
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 2.3%
Alabama Power Co. 6.13%, 5/15/2038	239	251
Arizona Public Service Co. 5.05%, 9/1/2041	200	178
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	275
2.90%, 6/15/2050	450	288
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	109
Duke Energy Corp. 3.75%, 9/1/2046	985	721
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,476
Duke Energy Progress LLC
4.10%, 5/15/2042	273	225
4.10%, 3/15/2043	125	102
2.90%, 8/15/2051	820	522
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	680
Edison International 6.95%, 11/15/2029	1,020	1,075
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	548
Entergy Arkansas LLC 2.65%, 6/15/2051	415	248
Entergy Corp. 2.95%, 9/1/2026	336	312
Entergy Louisiana LLC
3.05%, 6/1/2031	629	540
2.90%, 3/15/2051	490	306
Entergy Texas, Inc. 5.80%, 9/1/2053	450	453
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,344
Evergy, Inc. 2.90%, 9/15/2029	985	857
Exelon Corp. 5.30%, 3/15/2033	1,000	987
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,199
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	194
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	464
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,540
2.95%, 5/14/2030 (b)	440	376
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	543
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	298
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	106
5.45%, 5/15/2041	305	289
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	2,160	2,165
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	493	478
1.96%, 6/27/2030 (b)	1,000	794
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	645
2.45%, 12/2/2027 (b)	795	675
4.45%, 6/15/2029 (b)	615	546
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	113
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	755
2.95%, 3/1/2026	2,560	2,362
6.40%, 6/15/2033	710	700
4.20%, 6/1/2041	695	503
3.75%, 8/15/2042 (e)	308	206
4.30%, 3/15/2045	525	367
PacifiCorp 5.50%, 5/15/2054	74	66
PECO Energy Co. 2.80%, 6/15/2050	410	260
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	137
Pepco Holdings LLC 7.45%, 8/15/2032	316	337
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,363
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	595
Series A-4, 5.21%, 12/1/2047	420	405
Series A-5, 5.10%, 6/1/2052	795	767
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,184
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	864
Progress Energy, Inc. 7.00%, 10/30/2031	300	324
Public Service Co. of Colorado 3.55%, 6/15/2046	214	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	952
Series G, 6.63%, 11/15/2037	2,490	2,618
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	301
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,060	1,025
Series A-2, 5.11%, 12/15/2047	505	477
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	923	909
Series A2, 5.17%, 5/15/2041	107	102
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,735
Series B, 3.65%, 3/1/2028	400	374
Series 08-A, 5.95%, 2/1/2038	200	203
4.05%, 3/15/2042	552	436
5.88%, 12/1/2053	1,566	1,558
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Public Service Co. 4.50%, 8/15/2041	200	168
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	310
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,104
		47,537
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	160
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
3.25%, 9/8/2024	219	213
3.88%, 1/12/2028	442	409
Corning, Inc. 3.90%, 11/15/2049	1,043	783
		1,405
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	466
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,068
		1,534
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	673
Walt Disney Co. (The) 6.20%, 12/15/2034	100	108
		781
Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	724
3.85%, 4/5/2029	545	499
Fiserv, Inc.
3.20%, 7/1/2026	395	372
4.40%, 7/1/2049	375	307
Global Payments, Inc.
3.20%, 8/15/2029	945	823
5.30%, 8/15/2029	371	362
2.90%, 5/15/2030	273	231
2.90%, 11/15/2031	522	428
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	876
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	458
		5,080
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,309
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Campbell Soup Co. 3.13%, 4/24/2050	315	205
Conagra Brands, Inc. 5.30%, 11/1/2038	220	203
Kellogg Co. 5.25%, 3/1/2033	1,109	1,096
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	749
4.38%, 6/1/2046	629	520
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,179
		5,261
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	693
4.13%, 10/15/2044	125	103
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	248
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	324
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,470
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	396
4.80%, 3/15/2047 (b)	367	298
		3,532
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	444
4.38%, 9/1/2042	375	329
5.15%, 9/1/2043	769	747
3.55%, 2/15/2050	465	356
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	625
CSX Corp.
4.10%, 3/15/2044	190	158
3.35%, 9/15/2049	95	67
Norfolk Southern Corp. 4.05%, 8/15/2052	600	476
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,221
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,058
		5,481
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	377
Becton Dickinson & Co. 4.67%, 6/6/2047	365	324
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	977
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	794
		2,472
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	588
Aetna, Inc. 6.75%, 12/15/2037	440	480
Ascension Health Series B, 2.53%, 11/15/2029	430	372
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	546
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	411
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	361
CommonSpirit Health
1.55%, 10/1/2025	555	511
2.78%, 10/1/2030	550	462
3.91%, 10/1/2050	545	410
CVS Health Corp.
4.30%, 3/25/2028	171	164
5.25%, 2/21/2033	1,400	1,369
5.05%, 3/25/2048	1,750	1,535
Elevance Health, Inc.
4.63%, 5/15/2042	500	444
4.65%, 1/15/2043	535	475
4.65%, 8/15/2044	100	87
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	972
HCA, Inc.
5.25%, 6/15/2026	1,680	1,660
5.13%, 6/15/2039	725	658
5.50%, 6/15/2047	650	592
3.50%, 7/15/2051	414	276
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	191
Memorial Health Services 3.45%, 11/1/2049	1,340	972
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	165
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	213
Texas Health Resources 4.33%, 11/15/2055	300	255
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	665
3.25%, 5/15/2051	560	398
5.88%, 2/15/2053	650	695
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	452
		16,379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care REITs — 0.2%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,366
2.00%, 3/15/2031	610	470
Healthpeak OP LLC
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	693
Physicians Realty LP 2.63%, 11/1/2031	505	392
Sabra Health Care LP 3.20%, 12/1/2031	825	630
Ventas Realty LP
3.50%, 2/1/2025	242	233
4.13%, 1/15/2026	114	110
3.25%, 10/15/2026	292	270
3.85%, 4/1/2027	554	519
Welltower OP LLC 6.50%, 3/15/2041	350	358
		5,058
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	669
5.45%, 8/14/2053	1,060	1,061
		1,730
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	644
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	990
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,296
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,293
5.75%, 10/1/2041	235	224
		3,803
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	333
3.00%, 4/15/2050	905	595
		928
Insurance — 0.8%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	445	411
3.20%, 9/16/2040 (b)	520	373
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	553
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Athene Global Funding
2.50%, 1/14/2025 (b)	239	226
1.45%, 1/8/2026 (b)	865	771
2.95%, 11/12/2026 (b)	3,475	3,142
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	673
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,463
F&G Global Funding 1.75%, 6/30/2026 (b)	750	667
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	167
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	393
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	316
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	394
3.95%, 10/15/2050 (b)	900	641
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	102
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	680
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	1,015	1,018
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	199
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	900	907
Prudential Financial, Inc. 3.91%, 12/7/2047	300	233
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,806
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	600	567
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	324
		16,026
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	1,350	1,356
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	746
2.30%, 9/14/2031	1,515	1,177
		1,923
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.2%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	426
Otis Worldwide Corp.
5.25%, 8/16/2028	1,280	1,288
2.57%, 2/15/2030	1,430	1,223
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	509
		3,446
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,863
6.38%, 10/23/2035	528	512
4.80%, 3/1/2050	1,475	1,093
3.70%, 4/1/2051	1,120	696
Comcast Corp.
3.25%, 11/1/2039	1,715	1,321
3.45%, 2/1/2050	609	444
2.89%, 11/1/2051	1,086	696
5.35%, 5/15/2053	1,095	1,071
2.94%, 11/1/2056	1,729	1,076
2.99%, 11/1/2063	259	157
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	377
Discovery Communications LLC
5.20%, 9/20/2047	175	142
4.00%, 9/15/2055	784	511
Paramount Global
2.90%, 1/15/2027	792	714
4.85%, 7/1/2042	140	102
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	780
Time Warner Cable LLC
6.55%, 5/1/2037	400	380
5.50%, 9/1/2041	359	295
		12,230
Metals & Mining — 0.1%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	308
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,297
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	590
		3,195
Multi-Utilities — 0.2%
CMS Energy Corp. 3.00%, 5/15/2026	475	446
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,168
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	182
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	887
NiSource, Inc. 1.70%, 2/15/2031	740	572
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	288
2.95%, 8/15/2051	1,050	685
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	240
Series 21A, 3.15%, 9/30/2051	420	271
		4,739
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	130
2.00%, 5/18/2032	980	743
4.00%, 2/1/2050	653	489
Corporate Office Properties LP 2.00%, 1/15/2029	335	264
		1,626
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	335	301
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	698
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,302
Buckeye Partners LP 5.85%, 11/15/2043	770	598
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	773
Coterra Energy, Inc. 3.90%, 5/15/2027	935	889
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	787
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	563
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	533	515
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	1,090	1,090
Energy Transfer LP
4.75%, 1/15/2026	917	898
3.90%, 7/15/2026	244	233
5.50%, 6/1/2027	115	114
4.95%, 5/15/2028	325	316
4.15%, 9/15/2029	1,444	1,328
6.10%, 2/15/2042	400	376
5.30%, 4/1/2044	170	145
6.25%, 4/15/2049	800	766
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	834
Exxon Mobil Corp.
3.00%, 8/16/2039	895	689
3.57%, 3/6/2045	1,215	948
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,128
4.32%, 12/30/2039 (b)	545	390
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,045	820
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,266
HF Sinclair Corp. 5.88%, 4/1/2026	577	580
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	339
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	373
MPLX LP 4.95%, 3/14/2052	520	428
ONEOK Partners LP 6.65%, 10/1/2036	350	361
Phillips 66 Co.
3.15%, 12/15/2029	985	868
4.90%, 10/1/2046	300	262
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	847
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	255
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,248
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	879
3.46%, 7/12/2049	815	607
3.13%, 5/29/2050	1,180	816
Valero Energy Corp.
2.15%, 9/15/2027	508	452
7.50%, 4/15/2032	175	196
		27,278
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,693	1,651
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	983
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	337
4.00%, 9/18/2042	240	207
Merck & Co., Inc.
5.00%, 5/17/2053	865	845
5.15%, 5/17/2063	675	659
Mylan, Inc. 5.40%, 11/29/2043	520	432
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,061
Royalty Pharma plc 1.20%, 9/2/2025	353	321
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	919
3.18%, 7/9/2050	590	396
Viatris, Inc. 3.85%, 6/22/2040	567	397
Zoetis, Inc. 2.00%, 5/15/2030	760	626
		7,200
Residential REITs — 0.2%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,593
Mid-America Apartments LP 3.95%, 3/15/2029	920	864
UDR, Inc.
2.95%, 9/1/2026	382	352
3.00%, 8/15/2031	305	256
2.10%, 8/1/2032	640	480
		3,545
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	386
2.25%, 4/1/2028	840	714
2.50%, 8/16/2031	425	334
NNN REIT, Inc.
4.00%, 11/15/2025	783	754
4.30%, 10/15/2028	620	582
5.60%, 10/15/2033	600	588
Realty Income Corp. 1.80%, 3/15/2033	530	388
Regency Centers LP 2.95%, 9/15/2029	745	644
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	405
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	1,320	1,186
SITE Centers Corp. 4.70%, 6/1/2027	330	310
		6,291
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.80%, 10/1/2041	896	636
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,168
3.14%, 11/15/2035 (b)	1,413	1,079
Intel Corp.
5.63%, 2/10/2043	1,150	1,145
5.70%, 2/10/2053	790	782
KLA Corp. 3.30%, 3/1/2050	600	431
NXP BV (China)
2.50%, 5/11/2031	1,405	1,131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	1,445	1,026
3.25%, 11/30/2051	682	440
Texas Instruments, Inc. 5.05%, 5/18/2063	1,109	1,063
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	595	579
Xilinx, Inc. 2.38%, 6/1/2030	895	765
		11,245
Software — 0.3%
Oracle Corp.
4.90%, 2/6/2033	1,300	1,242
3.60%, 4/1/2040	1,000	757
5.55%, 2/6/2053	920	855
4.38%, 5/15/2055	900	691
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,186
2.00%, 6/30/2030	570	465
VMware, Inc. 4.65%, 5/15/2027	550	535
		5,731
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	292
2.10%, 6/15/2030	630	503
1.88%, 10/15/2030	1,090	848
3.10%, 6/15/2050	496	309
2.95%, 1/15/2051	324	196
Crown Castle, Inc.
4.00%, 3/1/2027	264	251
2.10%, 4/1/2031	2,000	1,577
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,044
Extra Space Storage LP
4.00%, 6/15/2029	859	786
2.40%, 10/15/2031	485	381
Public Storage Operating Co.
1.95%, 11/9/2028	615	529
2.25%, 11/9/2031	516	417
		7,133
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	536
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,313
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	409
		3,258
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.85%, 5/10/2053	870	858
4.10%, 8/8/2062	1,200	1,004
Dell International LLC
6.02%, 6/15/2026	728	736
5.25%, 2/1/2028	2,510	2,504
3.45%, 12/15/2051 (b)	167	109
		5,211
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,327
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	671
4.39%, 8/15/2037	1,730	1,370
3.73%, 9/25/2040	520	362
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	98
		3,828
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	476	453
2.88%, 1/15/2026	1,000	935
3.75%, 6/1/2026	526	500
1.88%, 8/15/2026	960	859
5.85%, 12/15/2027	710	710
3.25%, 10/1/2029	2,080	1,813
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	1,047	1,031
		6,301
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 5/1/2050	1,096	794
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	745	577
Sprint LLC 7.63%, 3/1/2026	405	420
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,720
3.60%, 11/15/2060	915	613
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	937
5.63%, 2/10/2053	250	236
		5,503
Total Corporate Bonds (Cost $551,598)		490,490
Mortgage-Backed Securities — 21.3%
FHLMC
Pool # 846812, ARM, 4.51%, 4/1/2030 (f)	3	3
Pool # 781087, ARM, 4.35%, 12/1/2033 (f)	84	82
Pool # 1B1665, ARM, 4.80%, 4/1/2034 (f)	50	48
Pool # 847356, ARM, 4.69%, 12/1/2034 (f)	45	44
Pool # 782979, ARM, 4.38%, 1/1/2035 (f)	72	73
Pool # 1Q0025, ARM, 4.23%, 2/1/2036 (f)	25	25
Pool # 848431, ARM, 4.36%, 2/1/2036 (f)	39	39
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (f)	8	8
Pool # 848365, ARM, 5.30%, 7/1/2036 (f)	44	44
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (f)	10	10
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (f)	37	36
Pool # 1A1096, ARM, 6.31%, 10/1/2036 (f)	81	82
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (f)	73	72
Pool # 782760, ARM, 4.31%, 11/1/2036 (f)	43	43
Pool # 1J1634, ARM, 3.92%, 12/1/2036 (f)	49	50
Pool # 1Q0739, ARM, 6.26%, 3/1/2037 (f)	46	46
Pool # 848699, ARM, 5.09%, 7/1/2040 (f)	85	87
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	98	93
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	14	14
Pool # G01448, 7.00%, 8/1/2032	32	33
Pool # A13625, 5.50%, 10/1/2033	111	113
Pool # A16107, 6.00%, 12/1/2033	56	56
Pool # A17537, 6.00%, 1/1/2034	52	53
Pool # A61572, 5.00%, 9/1/2034	310	310
Pool # A28796, 6.50%, 11/1/2034	46	47
Pool # G03369, 6.50%, 1/1/2035	115	118
Pool # A46987, 5.50%, 7/1/2035	268	272
Pool # G01919, 4.00%, 9/1/2035	162	154
Pool # C02641, 7.00%, 10/1/2036	32	33
Pool # C02660, 6.50%, 11/1/2036	69	71
Pool # A93383, 5.00%, 8/1/2040	192	192
Pool # A93511, 5.00%, 8/1/2040	180	180
Pool # G06493, 4.50%, 5/1/2041	796	777
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Z40179, 4.00%, 7/1/2048	1,989	1,874
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	30	30
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	273	257
Pool # U80254, 3.00%, 3/1/2033	202	183
Pool # P20409, 5.50%, 10/1/2033	45	45
Pool # U90975, 4.00%, 6/1/2042	830	784
Pool # U90673, 4.00%, 1/1/2043	219	207
Pool # U99134, 4.00%, 1/1/2046	4,171	3,930
Pool # U69030, 4.50%, 1/1/2046	1,491	1,451
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,551	1,474
FHLMC UMBS, 30 Year
Pool # RA6702, 3.00%, 2/1/2052	3,932	3,407
Pool # QF0379, 5.00%, 8/1/2052	1,735	1,682
Pool # SD1725, 4.00%, 10/1/2052	5,325	4,922
FNMA
Pool # 54844, ARM, 3.98%, 9/1/2027 (f)	5	5
Pool # 303532, ARM, 4.34%, 3/1/2029 (f)	3	3
Pool # 555258, ARM, 4.65%, 1/1/2033 (f)	145	142
Pool # 722985, ARM, 5.90%, 7/1/2033 (f)	6	6
Pool # 686040, ARM, 5.96%, 7/1/2033 (f)	44	43
Pool # 746299, ARM, 4.06%, 9/1/2033 (f)	57	57
Pool # 766610, ARM, 3.93%, 1/1/2034 (f)	13	13
Pool # 920467, ARM, 6.50%, 2/1/2034 (f)	65	64
Pool # 770377, ARM, 4.39%, 4/1/2034 (f)	26	25
Pool # 751531, ARM, 5.33%, 5/1/2034 (f)	53	52
Pool # 782306, ARM, 4.17%, 7/1/2034 (f)	5	5
Pool # 790235, ARM, 3.86%, 8/1/2034 (f)	44	43
Pool # 735332, ARM, 4.86%, 8/1/2034 (f)	71	71
Pool # 791961, ARM, 3.69%, 9/1/2034 (f)	14	14
Pool # 803599, ARM, 3.83%, 10/1/2034 (f)	64	63
Pool # 803594, ARM, 3.84%, 10/1/2034 (f)	53	52
Pool # 896463, ARM, 5.10%, 10/1/2034 (f)	45	46
Pool # 806778, ARM, 4.00%, 11/1/2034 (f)	318	314
Pool # 806776, ARM, 6.77%, 11/1/2034 (f)	59	59
Pool # 802692, ARM, 5.00%, 1/1/2035 (f)	48	47
Pool # 810896, ARM, 6.62%, 1/1/2035 (f)	119	120
Pool # 816597, ARM, 4.04%, 2/1/2035 (f)	14	14
Pool # 735539, ARM, 4.62%, 4/1/2035 (f)	323	326
Pool # 745862, ARM, 5.23%, 4/1/2035 (f)	39	39
Pool # 821378, ARM, 5.04%, 5/1/2035 (f)	35	34
Pool # 823660, ARM, 5.14%, 5/1/2035 (f)	39	38
Pool # 745766, ARM, 4.37%, 6/1/2035 (f)	99	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 832801, ARM, 3.89%, 9/1/2035 (f)	23	23
Pool # 843026, ARM, 5.96%, 9/1/2035 (f)	108	109
Pool # 849251, ARM, 6.08%, 1/1/2036 (f)	35	34
Pool # 895141, ARM, 6.94%, 7/1/2036 (f)	48	49
Pool # 900197, ARM, 4.33%, 10/1/2036 (f)	50	50
Pool # 966946, ARM, 4.29%, 1/1/2038 (f)	15	15
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	—	—
Pool # 995425, 6.00%, 1/1/2024	—	—
Pool # AD0133, 5.00%, 8/1/2024	1	1
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	1	1
Pool # 888656, 6.50%, 4/1/2025	1	1
Pool # MA1138, 3.50%, 8/1/2032	243	231
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	16	16
Pool # 695533, 8.00%, 6/1/2027	7	7
Pool # 756024, 8.00%, 9/1/2028	9	9
Pool # 755973, 8.00%, 11/1/2028	42	42
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	7	7
Pool # 459097, 7.00%, 1/1/2029	2	2
Pool # 889020, 6.50%, 11/1/2029	106	108
Pool # 598559, 6.50%, 8/1/2031	21	21
Pool # 622542, 5.50%, 9/1/2031	108	108
Pool # 788150, 6.00%, 3/1/2032	12	12
Pool # 675555, 6.00%, 12/1/2032	29	29
Pool # AL0045, 6.00%, 12/1/2032	147	151
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	7	8
Pool # 688655, 6.00%, 3/1/2033	2	2
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	51	52
Pool # 723852, 5.00%, 7/1/2033	52	52
Pool # 729296, 5.00%, 7/1/2033	134	134
Pool # 729379, 6.00%, 8/1/2033	13	13
Pool # 737825, 6.00%, 9/1/2033	21	21
Pool # 750977, 4.50%, 11/1/2033	31	30
Pool # 725017, 5.50%, 12/1/2033	209	212
Pool # 751341, 5.50%, 3/1/2034	27	27
Pool # 888568, 5.00%, 12/1/2034	5	5
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,477	1,540
Pool # 820347, 5.00%, 9/1/2035	39	39
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 833657, 7.50%, 8/1/2036	17	17
Pool # 986648, 6.00%, 9/1/2037	67	69
Pool # 888892, 7.50%, 11/1/2037	18	19
Pool # 257510, 7.00%, 12/1/2038	74	79
Pool # AD0753, 7.00%, 1/1/2039	50	53
Pool # AT5891, 3.00%, 6/1/2043	1,625	1,439
Pool # AL7527, 4.50%, 9/1/2043	584	569
Pool # BM3500, 4.00%, 9/1/2047	1,625	1,556
Pool # BJ1778, 4.50%, 10/1/2047	593	572
Pool # BN9180, 4.00%, 6/1/2049	339	318
Pool # BK8753, 4.50%, 6/1/2049	737	708
Pool # BO1219, 4.50%, 6/1/2049	1,951	1,879
Pool # BO7077, 3.00%, 9/1/2049	1,979	1,729
Pool # CA5549, 3.00%, 4/1/2050	4,717	4,120
Pool # CA5702, 2.50%, 5/1/2050	5,892	4,946
Pool # CA6079, 2.50%, 6/1/2050	3,180	2,654
Pool # BP6439, 2.50%, 7/1/2050	7,099	5,925
Pool # CA6361, 2.50%, 7/1/2050	4,319	3,635
Pool # FS0730, 4.00%, 2/1/2051	3,869	3,588
Pool # BU0070, 2.50%, 10/1/2051	4,823	4,006
Pool # MA4466, 2.50%, 11/1/2051	4,540	3,767
Pool # CB2637, 2.50%, 1/1/2052	3,978	3,307
Pool # CB2670, 3.00%, 1/1/2052	3,719	3,205
Pool # FS3345, 3.00%, 2/1/2052	4,711	4,066
Pool # FS5446, 2.50%, 3/1/2052	6,500	5,413
Pool # CB3383, 4.00%, 4/1/2052	4,570	4,225
Pool # CB3679, 4.00%, 5/1/2052	4,155	3,842
Pool # CB3913, 4.00%, 5/1/2052	1,657	1,532
Pool # CB4124, 4.00%, 6/1/2052	2,128	1,967
Pool # CB4608, 4.00%, 9/1/2052	4,794	4,426
Pool # BW8524, 5.00%, 9/1/2052	2,492	2,419
Pool # BW9985, 5.00%, 9/1/2052	3,719	3,607
Pool # BV6789, 4.00%, 10/1/2052	1,409	1,303
Pool # BX0091, 5.00%, 10/1/2052	1,883	1,828
Pool # BV6794, 5.00%, 11/1/2052	1,696	1,656
Pool # CB5896, 5.00%, 3/1/2053	2,768	2,684
Pool # BY4714, 5.00%, 6/1/2053	5,853	5,675
Pool # BY7027, 5.00%, 8/1/2053	5,000	4,848
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	21	21
Pool # 653815, 7.00%, 2/1/2033	5	5
Pool # 752786, 6.00%, 9/1/2033	39	39
Pool # 931717, 6.50%, 8/1/2039	163	164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	840	818
Pool # AM4991, 3.97%, 12/1/2025	1,576	1,535
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,740	1,691
Pool # 468645, 4.54%, 7/1/2026	2,359	2,327
Pool # AM7223, 3.11%, 12/1/2026	3,187	3,017
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,896
Pool # AM8803, 2.78%, 6/1/2027	4,541	4,213
Pool # AM8987, 2.79%, 6/1/2027	1,679	1,556
Pool # BL9574, 1.00%, 12/1/2027	3,975	3,399
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,857
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,908
Pool # BL4364, 2.24%, 11/1/2029	5,387	4,673
Pool # BL4333, 2.52%, 11/1/2029	5,896	5,177
Pool # AM7785, 3.17%, 2/1/2030	2,699	2,479
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,868
Pool # AM8544, 3.08%, 4/1/2030	7,203	6,570
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,159
Pool # AM9020, 2.97%, 6/1/2030	3,618	3,273
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,028
Pool # BL9251, 1.45%, 10/1/2030	4,441	3,572
Pool # BL4315, 2.39%, 9/1/2031	4,401	3,719
Pool # BS5153, 2.53%, 9/1/2031	971	819
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,528
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,093
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,719
Pool # BS8294, 4.44%, 1/1/2032	2,494	2,414
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,867
Pool # BM7037, 1.75%, 3/1/2032 (f)	6,746	5,327
Pool # BS9519, IO, 5.44%, 4/1/2032 (g)	4,077	4,167
Pool # BS5760, 2.43%, 5/1/2032	2,928	2,461
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,681
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,022
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,804
Pool # BS6597, 3.67%, 9/1/2032	820	745
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,549
Pool # BS6505, 3.54%, 10/1/2032	3,446	3,134
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,150
Pool # BS6759, 3.97%, 10/1/2032	4,937	4,635
Pool # AP9632, 4.00%, 10/1/2032	126	120
Pool # AP9762, 4.00%, 10/1/2032	208	197
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,903
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,021
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,067
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,343
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AQ7084, 3.50%, 12/1/2032	398	370
Pool # AT2703, 3.50%, 5/1/2033	665	620
Pool # AT2954, 3.50%, 5/1/2033	393	365
Pool # AT4180, 3.50%, 5/1/2033	363	337
Pool # AT4939, 3.50%, 5/1/2033	356	332
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,919
Pool # BS9351, IO, 4.70%, 9/1/2033 (g)	4,000	4,005
Pool # BS9384, 5.04%, 9/1/2033 (g)	3,205	3,251
Pool # 754922, 5.50%, 9/1/2033	30	30
Pool # 762520, 4.00%, 11/1/2033	159	153
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,200
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,519
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,083
Pool # AM8922, 3.03%, 6/1/2035	2,322	2,117
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,040
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,570
Pool # 849215, 6.50%, 1/1/2036	18	17
Pool # 872740, 6.50%, 6/1/2036	38	38
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,167	4,030
Pool # 888796, 6.00%, 9/1/2037	46	46
Pool # AO7225, 4.00%, 7/1/2042	243	230
Pool # AO9352, 4.00%, 7/1/2042	356	336
Pool # MA1125, 4.00%, 7/1/2042	339	319
Pool # AR1397, 3.00%, 1/1/2043	758	673
Pool # MA1711, 4.50%, 12/1/2043	1,297	1,255
Pool # MA1828, 4.50%, 3/1/2044	990	958
Pool # BF0558, 5.00%, 12/1/2049	3,830	3,785
Pool # BF0091, 3.50%, 5/1/2056	982	883
Pool # BF0101, 3.50%, 6/1/2056	3,248	2,925
Pool # BF0300, 4.00%, 8/1/2058 (g)	9,023	8,418
Pool # BF0464, 3.50%, 3/1/2060	2,686	2,401
Pool # BF0546, 2.50%, 7/1/2061	3,848	3,092
Pool # BF0560, 2.50%, 9/1/2061	4,858	3,904
Pool # BF0590, 2.50%, 12/1/2061	7,615	6,186
Pool # BF0579, 3.00%, 12/1/2061	6,475	5,489
Pool # BF0583, 4.00%, 12/1/2061	4,425	4,085
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (g)	3,166	2,626
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	17	17
Pool # 468149, 8.00%, 8/15/2028	1	1
Pool # 486537, 7.50%, 9/15/2028	5	5
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 591882, 6.50%, 7/15/2032	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 607645, 6.50%, 2/15/2033	23	24
Pool # 607724, 7.00%, 2/15/2033	28	29
Pool # 604209, 6.50%, 4/15/2033	31	31
Pool # 781614, 7.00%, 6/15/2033	38	40
Pool # BM2141, 5.00%, 7/15/2049	488	486
Pool # CO1916, 5.00%, 9/15/2052	2,953	2,923
GNMA II
Pool # CE5524, ARM, 6.91%, 8/20/2071 (f)	2,656	2,746
Pool # CE5546, ARM, 6.86%, 10/20/2071 (f)	4,944	5,091
Pool # CK2783, ARM, 6.84%, 2/20/2072 (f)	4,857	5,000
Pool # CK2799, ARM, 6.85%, 3/20/2072 (f)	3,984	4,107
Pool # CK2810, ARM, 6.83%, 4/20/2072 (f)	4,713	4,853
Pool # CP1819, ARM, 6.96%, 7/20/2072 (f)	3,750	3,900
Pool # CG5357, ARM, 6.83%, 8/20/2072 (f)	2,563	2,636
Pool # CP4923, ARM, 7.02%, 8/20/2072 (f)	5,633	5,856
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	5	5
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	49	48
Pool # 4245, 6.00%, 9/20/2038	348	365
Pool # AK8806, 4.25%, 3/20/2045	873	829
Pool # BM2118, 4.50%, 6/20/2049	150	143
Pool # BO0535, 4.00%, 7/20/2049	1,148	1,077
Pool # BO8227, 5.00%, 7/20/2049	876	875
Pool # BO8229, 5.00%, 7/20/2049	635	641
Pool # BM9734, 4.00%, 10/20/2049	1,507	1,427
Pool # BQ4115, 3.00%, 3/20/2050	3,168	2,786
Pool # 785294, 3.50%, 1/20/2051	3,675	3,264
Pool # CB1543, 3.00%, 2/20/2051	2,470	2,172
Pool # CK2698, 3.00%, 2/20/2052	1,255	1,103
Pool # CK2716, 3.50%, 2/20/2052	3,920	3,517
Pool # CM2161, 3.00%, 3/20/2052	2,430	2,136
Pool # CM2213, 3.00%, 3/20/2052	442	388
Pool # CN2859, 4.50%, 6/20/2052	4,076	3,884
Pool # CO4824, 5.00%, 6/20/2052	1,604	1,583
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO4865, 5.00%, 7/20/2052	1,862	1,816
Pool # MA8200, 4.00%, 8/20/2052	9,240	8,608
Pool # CO8413, 4.50%, 9/20/2052	4,932	4,699
Pool # CT7445, 6.00%, 4/20/2053	1,494	1,499
Total Mortgage-Backed Securities (Cost $478,726)		447,162
Asset-Backed Securities — 14.6%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.20%, 12/26/2044 (b) (f)	532	514
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	3,543	2,834
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	460	439
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	179	165
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	365	322
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	517	447
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	154	137
Series 2019-1, Class A, 3.50%, 2/15/2032	2,430	1,990
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,367	3,291
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	2,000	1,966
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	842
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,513	2,446
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	488
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,363
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,580	3,452
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,252
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,255
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,629
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,389
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	1,957
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	2,815	2,844
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,808
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	3,951
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	2,569	2,539
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	423	393
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	680	611
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	601	525
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	333	314
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	2,104	1,904
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	794	651
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	1,100	1,101
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	3,844	3,583
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (e)	226	217
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	861
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 9.11%, 12/15/2024 (b) (f)	622	624
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	2,001
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	3,923
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,775
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,520
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,061
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	6,855
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,199
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,219
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,505
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	577	567
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.33%, 10/25/2034 (f)	48	46
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,382
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	215	202
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	897	850
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	4,554	4,054
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,603	2,531
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,596
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	1,098	1,088
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,737
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,278
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,475
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,315
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,358
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (f)	7,325	6,977
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,375
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	3,593
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	2,802
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,612
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,829	4,465
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	159	157
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	2,654	2,649
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	33	28
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,309
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,474
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,081
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	10	10
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,329	1,104
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	3,157	3,001
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	283	249
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	1,436	1,374
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	749	656
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	302	264
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	755	679
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.81%, 4/20/2037 (b) (f)	1,500	1,459
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	41	40
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,698	2,615
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	2,166	2,121
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (b) (f)	1,169	21
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (b) (f)	1,066	35
Series 2015-2, Class A, IO, 2.94%, 7/25/2041 (b) (f)	461	47
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,586
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	5,056
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,972
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	405	404
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	2,900	2,806
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028 ‡	5	5
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,031
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	357	343
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	1,189	1,101
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.80%, 11/25/2033 (e)	210	195
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	857	799
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	4,077	3,637
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	2,639	2,381
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,669
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	997	981
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,544
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	4,150	3,901
PNMAC GMSR Issuer Trust Series 2022-GT1, Class A, 9.54%, 5/25/2027 (b) (f)	3,450	3,437
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,006
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	1,969	1,881
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (e)	3,394	3,098
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	5,289	4,858
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	2,672	2,582
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,650
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (b)	3,250	2,962
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b)	5,000	4,791
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	2,982
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,486
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,515
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	2,561	2,427
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	81
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	364	325
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	4,829	4,782
SART Series 2018-1, 4.76%, 6/15/2025 ‡	380	377
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,614
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.85%, 1/25/2036 (e)	149	119
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	567	547
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	277	244
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,702
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	793	748
Series 2018-1, Class B, 4.60%, 3/1/2026	444	420
Series 2016-1, Class A, 3.45%, 7/7/2028	536	477
Series 2016-2, Class A, 3.10%, 10/7/2028	947	821
Series 2018-1, Class AA, 3.50%, 3/1/2030	830	745
Series 2018-1, Class A, 3.70%, 3/1/2030	1,287	1,116
Series 2019-1, Class AA, 4.15%, 8/25/2031	814	758
Series 2019-1, Class A, 4.55%, 8/25/2031	728	655
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,129	951
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,979	1,970
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	1,097	1,098
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	1,051	1,050
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	4,344
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,474
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	1,759	1,612
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	3,994	3,714
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	2,799	2,642
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	2,141	2,026
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	2,344	2,188
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,810
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,395
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,042
Total Asset-Backed Securities (Cost $321,528)		305,771
Collateralized Mortgage Obligations — 5.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,586	2,558
Series 2005-1CB, Class 1A6, IF, IO, 1.67%, 3/25/2035 (f)	339	19
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (f)	2,794	145
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (f)	1,022	28
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	949	804
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49	22
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (f)	1,959	78
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (f)	1,479	42
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	587	450
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (f)	417	26
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	289	249
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	858	467
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	236	195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	59	41
Series 2004-2, Class 30, PO, 9/20/2034	69	50
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	140	117
Series 2005-7, Class 30, PO, 11/25/2035	61	60
Series 2005-8, Class 30, PO, 1/25/2036	33	21
Series 2006-A, Class 3A2, 4.39%, 2/20/2036 (f)	89	80
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (f)	25	24
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.66%, 10/25/2033 (f)	14	13
Series 2004-1, Class 12A1, 4.09%, 4/25/2034 (f)	129	118
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (f)	18	17
Series 2006-1, Class A1, 6.80%, 2/25/2036 (f)	263	251
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 4.70%, 5/20/2034 (f)	30	28
Series 2004-HYB3, Class 2A, 3.91%, 6/20/2034 (f)	111	102
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (f)	77	72
Series 2004-HYB6, Class A3, 4.41%, 11/20/2034 (f)	116	110
Series 2005-16, Class A23, 5.50%, 9/25/2035	192	125
Series 2005-22, Class 2A1, 3.65%, 11/25/2035 (f)	632	513
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035	27	18
Series 2005-8, Class A, PO, 11/25/2035	50	30
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (f)	11	11
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (f)	10	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	203	190
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	7
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	7	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	13	12
Series 2005-1, Class 2A1A, 3.14%, 2/25/2035 (f)	143	120
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	93	89
Series 2005-5, Class 1A2, 4.60%, 8/25/2035 (f)	157	128
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (f)	175	171
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	34	32
Series 2003-25, Class 1P, PO, 10/25/2033	78	55
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	467	453
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	985	955
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	4,903	4,557
FHLMC, REMIC
Series 1608, Class L, 6.50%, 9/15/2023	3	3
Series 1573, Class PZ, 7.00%, 9/15/2023	—	—
Series 2571, Class SK, IF, 11.63%, 9/15/2023 (f)	—	—
Series 1602, Class SA, IF, 5.52%, 10/15/2023 (f)	—	—
Series 1591, Class PV, 6.25%, 10/15/2023	—	—
Series 2710, Class HB, 5.50%, 11/15/2023	—	—
Series 1642, Class PJ, 6.00%, 11/15/2023	1	1
Series 2716, Class UN, 4.50%, 12/15/2023	1	1
Series 1638, Class H, 6.50%, 12/15/2023	3	3
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1865, Class D, PO, 2/15/2024	2	2
Series 1760, Class ZD, 3.31%, 2/15/2024 (f)	4	3
Series 1686, Class SH, IF, 7.31%, 2/15/2024 (f)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	1	1
Series 1709, Class FA, 2.96%, 3/15/2024 (f)	—	—
Series 1699, Class FC, 5.90%, 3/15/2024 (f)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	2	2
Series 2033, Class SN, IF, IO, 18.79%, 3/15/2024 (f)	—	—
Series 2306, Class K, PO, 5/15/2024	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2306, Class SE, IF, IO, 6.79%, 5/15/2024 (f)	2	—
Series 1745, Class D, 7.50%, 8/15/2024	3	3
Series 3720, Class A, 4.50%, 9/15/2025	16	16
Series 3131, Class BK, 5.50%, 3/15/2026	79	78
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	4	4
Series 1899, Class ZE, 8.00%, 9/15/2026	16	16
Series 3229, Class HE, 5.00%, 10/15/2026	84	83
Series 1963, Class Z, 7.50%, 1/15/2027	12	12
Series 1935, Class FL, 6.00%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	15	15
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	10	10
Series 2019, Class Z, 6.50%, 12/15/2027	20	20
Series 2038, Class PN, IO, 7.00%, 3/15/2028	15	1
Series 2040, Class PE, 7.50%, 3/15/2028	28	28
Series 4251, Class KW, 2.50%, 4/15/2028	2,030	1,936
Series 2043, Class CJ, 6.50%, 4/15/2028	5	5
Series 2054, Class PV, 7.50%, 5/15/2028	22	23
Series 2075, Class PM, 6.25%, 8/15/2028	54	54
Series 2075, Class PH, 6.50%, 8/15/2028	48	49
Series 2086, Class GB, 6.00%, 9/15/2028	9	9
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	24	2
Series 2095, Class PE, 6.00%, 11/15/2028	59	59
Series 2125, Class JZ, 6.00%, 2/15/2029	23	23
Series 2136, Class PG, 6.00%, 3/15/2029	25	25
Series 2132, Class SB, IF, 8.05%, 3/15/2029 (f)	5	5
Series 2141, IO, 7.00%, 4/15/2029	7	—
Series 2169, Class TB, 7.00%, 6/15/2029	77	79
Series 2163, Class PC, IO, 7.50%, 6/15/2029	8	1
Series 2172, Class QC, 7.00%, 7/15/2029	54	56
Series 2176, Class OJ, 7.00%, 8/15/2029	43	44
Series 2201, Class C, 8.00%, 11/15/2029	16	17
Series 2209, Class TC, 8.00%, 1/15/2030	21	22
Series 2210, Class Z, 8.00%, 1/15/2030	46	48
Series 2224, Class CB, 8.00%, 3/15/2030	11	11
Series 2230, Class Z, 8.00%, 4/15/2030	26	27
Series 2234, Class PZ, 7.50%, 5/15/2030	21	22
Series 2247, Class Z, 7.50%, 8/15/2030	23	24
Series 2256, Class MC, 7.25%, 9/15/2030	24	25
Series 2259, Class ZM, 7.00%, 10/15/2030	40	41
Series 2262, Class Z, 7.50%, 10/15/2030	5	6
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2271, Class PC, 7.25%, 12/15/2030	42	44
Series 2296, Class PD, 7.00%, 3/15/2031	31	32
Series 2313, Class LA, 6.50%, 5/15/2031	16	16
Series 2325, Class PM, 7.00%, 6/15/2031	24	25
Series 2359, Class ZB, 8.50%, 6/15/2031	72	76
Series 2344, Class ZD, 6.50%, 8/15/2031	245	248
Series 2344, Class ZJ, 6.50%, 8/15/2031	25	26
Series 2345, Class NE, 6.50%, 8/15/2031	22	23
Series 2351, Class PZ, 6.50%, 8/15/2031	18	18
Series 2353, Class AZ, 6.00%, 9/15/2031	130	130
Series 2367, Class ME, 6.50%, 10/15/2031	51	52
Series 2396, Class FM, 5.75%, 12/15/2031 (f)	47	46
Series 2399, Class OH, 6.50%, 1/15/2032	55	56
Series 2399, Class TH, 6.50%, 1/15/2032	63	64
Series 2464, Class SI, IF, IO, 2.70%, 2/15/2032 (f)	124	8
Series 2410, Class QX, IF, IO, 3.35%, 2/15/2032 (f)	26	2
Series 2412, Class SP, IF, 5.49%, 2/15/2032 (f)	50	52
Series 2410, Class QS, IF, 5.71%, 2/15/2032 (f)	51	53
Series 2410, Class OE, 6.38%, 2/15/2032	7	7
Series 2410, Class NG, 6.50%, 2/15/2032	60	61
Series 2420, Class XK, 6.50%, 2/15/2032	96	98
Series 2444, Class ES, IF, IO, 2.65%, 3/15/2032 (f)	47	4
Series 2450, Class SW, IF, IO, 2.70%, 3/15/2032 (f)	38	3
Series 2430, Class WF, 6.50%, 3/15/2032	120	123
Series 2423, Class MC, 7.00%, 3/15/2032	66	69
Series 2423, Class MT, 7.00%, 3/15/2032	57	59
Series 2435, Class CJ, 6.50%, 4/15/2032	79	80
Series 2434, Class TC, 7.00%, 4/15/2032	67	70
Series 2436, Class MC, 7.00%, 4/15/2032	37	37
Series 2455, Class GK, 6.50%, 5/15/2032	145	145
Series 2450, Class GZ, 7.00%, 5/15/2032	43	45
Series 2462, Class JG, 6.50%, 6/15/2032	67	69
Series 2466, Class PH, 6.50%, 6/15/2032	108	111
Series 2474, Class NR, 6.50%, 7/15/2032	63	63
Series 2484, Class LZ, 6.50%, 7/15/2032	71	72
Series 2500, Class MC, 6.00%, 9/15/2032	78	79
Series 2835, Class QO, PO, 12/15/2032	9	8
Series 2543, Class YX, 6.00%, 12/15/2032	142	144
Series 2544, Class HC, 6.00%, 12/15/2032	96	97
Series 2552, Class ME, 6.00%, 1/15/2033	155	157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2567, Class QD, 6.00%, 2/15/2033	164	167
Series 2575, Class ME, 6.00%, 2/15/2033	395	401
Series 2596, Class QG, 6.00%, 3/15/2033	90	90
Series 2586, Class WI, IO, 6.50%, 3/15/2033	42	7
Series 2692, Class SC, IF, 2.68%, 7/15/2033 (f)	28	27
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,301
Series 3920, Class LP, 5.00%, 1/15/2034	361	357
Series 2744, Class PE, 5.50%, 2/15/2034	3	3
Series 3611, PO, 7/15/2034	24	20
Series 2990, Class UZ, 5.75%, 6/15/2035	923	918
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,222
Series 3014, Class OD, PO, 8/15/2035	26	21
Series 3085, Class WF, 6.10%, 8/15/2035 (f)	60	60
Series 3047, Class OD, 5.50%, 10/15/2035	345	342
Series 3074, Class BH, 5.00%, 11/15/2035	101	99
Series 3064, Class MC, 5.50%, 11/15/2035	3,061	3,018
Series 3102, Class HS, IF, 5.12%, 1/15/2036 (f)	13	13
Series 3102, Class FB, 5.60%, 1/15/2036 (f)	39	39
Series 3117, Class EO, PO, 2/15/2036	147	124
Series 3117, Class OK, PO, 2/15/2036	89	74
Series 3134, PO, 3/15/2036	23	20
Series 3152, Class MO, PO, 3/15/2036	124	104
Series 3122, Class ZB, 6.00%, 3/15/2036	30	32
Series 3138, PO, 4/15/2036	107	89
Series 3607, Class BO, PO, 4/15/2036	50	42
Series 3219, Class DI, IO, 6.00%, 4/15/2036	76	14
Series 3819, Class ZQ, 6.00%, 4/15/2036	469	478
Series 3149, Class SO, PO, 5/15/2036	19	15
Series 3233, Class OP, PO, 5/15/2036	32	26
Series 3171, Class MO, PO, 6/15/2036	16	14
Series 3179, Class OA, PO, 7/15/2036	90	74
Series 3194, Class SA, IF, IO, 1.80%, 7/15/2036 (f)	19	2
Series 3211, Class SO, PO, 9/15/2036	109	92
Series 3218, Class AO, PO, 9/15/2036	55	42
Series 3232, Class ST, IF, IO, 1.40%, 10/15/2036 (f)	132	10
Series 3256, PO, 12/15/2036	74	59
Series 3261, Class OA, PO, 1/15/2037	88	70
Series 3260, Class CS, IF, IO, 0.84%, 1/15/2037 (f)	144	10
Series 3274, Class JO, PO, 2/15/2037	22	19
Series 3275, Class FL, 5.74%, 2/15/2037 (f)	19	19
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3290, Class SB, IF, IO, 1.15%, 3/15/2037 (f)	199	12
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	110	88
Series 3315, Class HZ, 6.00%, 5/15/2037	80	80
Series 3326, Class JO, PO, 6/15/2037	6	5
Series 3331, PO, 6/15/2037	75	62
Series 3607, Class OP, PO, 7/15/2037	249	200
Series 4048, Class FJ, 4.40%, 7/15/2037 (f)	279	270
Series 3385, Class SN, IF, IO, 0.70%, 11/15/2037 (f)	27	1
Series 3387, Class SA, IF, IO, 1.12%, 11/15/2037 (f)	117	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	612	5
Series 3404, Class SC, IF, IO, 0.70%, 1/15/2038 (f)	182	11
Series 3424, Class PI, IF, IO, 1.50%, 4/15/2038 (f)	158	14
Series 3481, Class SJ, IF, IO, 0.55%, 8/15/2038 (f)	194	13
Series 3511, Class SA, IF, IO, 0.70%, 2/15/2039 (f)	132	7
Series 3549, Class FA, 6.50%, 7/15/2039 (f)	9	9
Series 3621, Class BO, PO, 1/15/2040	74	61
Series 3747, Class PY, 4.00%, 10/15/2040	695	657
Series 3925, Class FL, 5.75%, 1/15/2041 (f)	59	58
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	76	72
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	218	217
Series 3957, Class B, 4.00%, 11/15/2041	79	74
Series 3966, Class NA, 4.00%, 12/15/2041	213	203
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	1,961
Series 4928, Class PB, 2.50%, 9/25/2048	454	399
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	166	32
Series 233, Class 13, IO, 5.00%, 9/15/2035	242	41
Series 299, Class 300, 3.00%, 1/15/2043	1,144	1,025
Series 310, PO, 9/15/2043	599	441
Series 323, Class 300, 3.00%, 1/15/2044	846	760
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (f)	197	185
Series T-76, Class 2A, 2.26%, 10/25/2037 (f)	476	403
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	153	151
Series T-54, Class 2A, 6.50%, 2/25/2043	832	852
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-54, Class 3A, 7.00%, 2/25/2043	230	237
Series T-58, Class A, PO, 9/25/2043	65	51
Series T-59, Class 1AP, PO, 10/25/2043	148	78
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.39%, 10/25/2034 (f)	82	80
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	338	170
Series 2007-FA4, Class 1A2, IF, IO, 0.22%, 8/25/2037 (f)	823	59
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	60	62
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	101	104
Series 2004-W15, Class 2AF, 5.65%, 8/25/2044 (f)	143	141
Series 2005-W3, Class 2AF, 5.62%, 3/25/2045 (f)	409	404
Series 2006-W2, Class 1AF1, 5.62%, 2/25/2046 (f)	133	131
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	353	366
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	204	209
FNMA, REMIC
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 2.56%, 9/25/2023 (f)	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	—	—
Series 1993-179, Class SB, IF, 4.40%, 10/25/2023 (f)	—	—
Series 1999-52, Class NS, IF, 8.25%, 10/25/2023 (f)	—	—
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (f)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	1	1
Series 2002-1, Class UD, IF, 5.59%, 12/25/2023 (f)	—	—
Series 1993-230, Class FA, 6.00%, 12/25/2023 (f)	—	—
Series 1993-247, Class FE, 6.40%, 12/25/2023 (f)	—	—
Series 1993-225, Class UB, 6.50%, 12/25/2023	—	—
Series 1993-247, Class SU, IF, 7.16%, 12/25/2023 (f)	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	2	2
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1994-40, Class Z, 6.50%, 3/25/2024	17	17
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	5	6
Series 1997-39, Class PD, 7.50%, 5/20/2027	27	27
Series 1997-42, Class ZC, 6.50%, 7/18/2027	2	2
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	8	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	13	13
Series 1999-18, Class Z, 5.50%, 4/18/2029	12	12
Series 1999-17, Class C, 6.35%, 4/25/2029	10	10
Series 1999-62, Class PB, 7.50%, 12/18/2029	15	16
Series 2000-2, Class ZE, 7.50%, 2/25/2030	48	50
Series 2000-20, Class SA, IF, IO, 3.70%, 7/25/2030 (f)	11	—
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	11	12
Series 2011-31, Class DB, 3.50%, 4/25/2031	773	736
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	51	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	43	43
Series 2001-36, Class DE, 7.00%, 8/25/2031	44	46
Series 2001-49, Class Z, 6.50%, 9/25/2031	14	14
Series 2001-44, Class MY, 7.00%, 9/25/2031	109	113
Series 2001-44, Class PD, 7.00%, 9/25/2031	12	13
Series 2001-44, Class PU, 7.00%, 9/25/2031	16	16
Series 2001-52, Class KB, 6.50%, 10/25/2031	16	16
Series 2003-52, Class SX, IF, 6.74%, 10/25/2031 (f)	24	26
Series 2001-61, Class Z, 7.00%, 11/25/2031	164	169
Series 2001-72, Class SX, IF, 4.89%, 12/25/2031 (f)	3	3
Series 2002-1, Class SA, IF, 7.63%, 2/25/2032 (f)	9	10
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	107	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	4	4
Series 2002-21, Class PE, 6.50%, 4/25/2032	41	42
Series 2002-28, Class PK, 6.50%, 5/25/2032	107	108
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,452	2,289
Series 2002-37, Class Z, 6.50%, 6/25/2032	31	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	104	10
Series 2002-48, Class GH, 6.50%, 8/25/2032	164	168
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	20	20
Series 2004-59, Class BG, PO, 12/25/2032	55	46
Series 2002-77, Class S, IF, 4.58%, 12/25/2032 (f)	24	24
Series 2003-22, Class UD, 4.00%, 4/25/2033	535	509
Series 2003-35, Class UC, 3.75%, 5/25/2033	4	4
Series 2003-42, Class GB, 4.00%, 5/25/2033	44	42
Series 2003-34, Class AX, 6.00%, 5/25/2033	96	98
Series 2003-34, Class ED, 6.00%, 5/25/2033	419	422
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	19	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	159	29
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	302	25
Series 2003-47, Class PE, 5.75%, 6/25/2033	90	90
Series 2003-64, Class SX, IF, 0.77%, 7/25/2033 (f)	20	18
Series 2003-132, Class OA, PO, 8/25/2033	4	4
Series 2003-74, Class SH, IF, 0.45%, 8/25/2033 (f)	45	41
Series 2003-71, Class DS, IF, 0.54%, 8/25/2033 (f)	198	171
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	170	25
Series 2003-91, Class SD, IF, 3.50%, 9/25/2033 (f)	35	34
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,587	2,409
Series 2013-101, Class E, 3.00%, 10/25/2033	2,354	2,199
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,984	2,784
Series 2003-116, Class SB, IF, IO, 2.20%, 11/25/2033 (f)	220	16
Series 2006-44, Class P, PO, 12/25/2033	428	354
Series 2003-130, Class SX, IF, 3.42%, 1/25/2034 (f)	3	3
Series 2004-25, Class SA, IF, 4.67%, 4/25/2034 (f)	87	88
Series 2004-46, Class SK, IF, 1.64%, 5/25/2034 (f)	158	150
Series 2004-46, Class QB, IF, 2.39%, 5/25/2034 (f)	80	83
Series 2004-36, Class SA, IF, 4.67%, 5/25/2034 (f)	211	221
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-51, Class SY, IF, 3.44%, 7/25/2034 (f)	41	38
Series 2005-74, Class CS, IF, 5.16%, 5/25/2035 (f)	33	33
Series 2005-56, Class S, IF, IO, 1.31%, 7/25/2035 (f)	200	15
Series 2005-66, Class SG, IF, 3.87%, 7/25/2035 (f)	66	68
Series 2005-68, Class PG, 5.50%, 8/25/2035	187	186
Series 2005-84, Class XM, 5.75%, 10/25/2035	460	458
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,648	1,653
Series 2006-46, Class UC, 5.50%, 12/25/2035	47	47
Series 2005-109, Class PC, 6.00%, 12/25/2035	137	137
Series 2006-39, Class WC, 5.50%, 1/25/2036	26	26
Series 2006-16, Class OA, PO, 3/25/2036	66	56
Series 2006-22, Class AO, PO, 4/25/2036	119	100
Series 2006-23, Class KO, PO, 4/25/2036	19	17
Series 2006-44, Class GO, PO, 6/25/2036	170	143
Series 2006-53, Class US, IF, IO, 1.18%, 6/25/2036 (f)	248	19
Series 2006-56, PO, 7/25/2036	129	107
Series 2006-58, PO, 7/25/2036	73	60
Series 2006-58, Class AP, PO, 7/25/2036	153	127
Series 2006-65, Class QO, PO, 7/25/2036	114	96
Series 2006-56, Class FC, 5.69%, 7/25/2036 (f)	234	232
Series 2006-58, Class FL, 5.86%, 7/25/2036 (f)	18	18
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,860	2,877
Series 2006-72, Class TO, PO, 8/25/2036	18	15
Series 2006-79, Class DO, PO, 8/25/2036	92	80
Series 2007-7, Class SG, IF, IO, 1.10%, 8/25/2036 (f)	785	89
Series 2006-77, Class PC, 6.50%, 8/25/2036	234	238
Series 2006-90, Class AO, PO, 9/25/2036	55	47
Series 2008-42, Class AO, PO, 9/25/2036	37	30
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	459	93
Series 2006-109, PO, 11/25/2036	40	32
Series 2006-110, PO, 11/25/2036	198	163
Series 2006-111, Class EO, PO, 11/25/2036	26	22
Series 2006-124, Class HB, 3.95%, 11/25/2036 (f)	340	351
Series 2006-119, PO, 12/25/2036	30	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-118, Class A2, 5.57%, 12/25/2036 (f)	114	111
Series 2009-70, Class CO, PO, 1/25/2037	189	157
Series 2006-128, Class BP, 5.50%, 1/25/2037	34	34
Series 2007-14, Class ES, IF, IO, 1.04%, 3/25/2037 (f)	314	23
Series 2007-77, Class FG, 5.90%, 3/25/2037 (f)	32	32
Series 2007-16, Class FC, 6.15%, 3/25/2037 (f)	41	40
Series 2007-42, Class AO, PO, 5/25/2037	9	7
Series 2007-48, PO, 5/25/2037	49	41
Series 2007-60, Class AX, IF, IO, 1.75%, 7/25/2037 (f)	880	98
Series 2007-81, Class GE, 6.00%, 8/25/2037	88	91
Series 2007-88, Class VI, IF, IO, 1.14%, 9/25/2037 (f)	625	52
Series 2007-91, Class ES, IF, IO, 1.06%, 10/25/2037 (f)	454	35
Series 2007-116, Class HI, IO, 0.17%, 1/25/2038 (f)	246	9
Series 2008-1, Class BI, IF, IO, 0.51%, 2/25/2038 (f)	147	9
Series 2008-16, Class IS, IF, IO, 0.80%, 3/25/2038 (f)	61	4
Series 2008-10, Class XI, IF, IO, 0.83%, 3/25/2038 (f)	134	10
Series 2008-27, Class SN, IF, IO, 1.50%, 4/25/2038 (f)	70	6
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 1.80%, 7/25/2038 (f)	87	8
Series 2008-80, Class SA, IF, IO, 0.45%, 9/25/2038 (f)	203	13
Series 2008-81, Class SB, IF, IO, 0.45%, 9/25/2038 (f)	263	12
Series 2009-6, Class GS, IF, IO, 1.15%, 2/25/2039 (f)	187	16
Series 2009-60, Class HT, 6.00%, 8/25/2039	184	189
Series 2009-99, Class SC, IF, IO, 0.78%, 12/25/2039 (f)	54	3
Series 2009-103, Class MB, 4.89%, 12/25/2039 (f)	77	77
Series 2010-49, Class SC, IF, 1.86%, 3/25/2040 (f)	138	130
Series 2010-64, Class DM, 5.00%, 6/25/2040	68	67
Series 2010-71, Class HJ, 5.50%, 7/25/2040	126	127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-147, Class SA, IF, IO, 1.13%, 1/25/2041 (f)	614	66
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (f)	213	11
Series 2011-75, Class FA, 5.95%, 8/25/2041 (f)	50	49
Series 2011-118, Class MT, 7.00%, 11/25/2041	176	183
Series 2011-130, Class CA, 6.00%, 12/25/2041	411	415
Series 2013-81, Class TA, 3.00%, 2/25/2043	773	734
Series 2013-92, PO, 9/25/2043	495	366
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,505
Series 2013-101, Class DO, PO, 10/25/2043	874	630
Series 2013-128, PO, 12/25/2043	896	674
Series 2011-2, Class WA, 5.86%, 2/25/2051 (f)	105	104
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.77%, 7/25/2037 (f)	5	6
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (f)	31	31
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (f)	270	255
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (f)	116	111
Series 2009-W1, Class A, 6.00%, 12/25/2049	221	221
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.61%, 6/27/2036 (f)	181	179
Series 2007-54, Class FA, 5.80%, 6/25/2037 (f)	103	101
Series 2007-106, Class A7, 6.04%, 10/25/2037 (f)	55	56
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	19	16
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	28	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	92	11
Series 355, Class 11, IO, 6.00%, 7/25/2034	79	11
Series 365, Class 8, IO, 5.50%, 5/25/2036	121	25
Series 374, Class 5, IO, 5.50%, 8/25/2036	64	11
Series 393, Class 6, IO, 5.50%, 4/25/2037	21	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	30	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	79	16
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (f)	293	274
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (f)	43	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	208	207
Series 2003-58, Class BE, 6.50%, 1/20/2033	273	272
Series 2003-12, Class SP, IF, IO, 2.27%, 2/20/2033 (f)	66	1
Series 2003-46, Class MG, 6.50%, 5/20/2033	212	212
Series 2003-52, Class AP, PO, 6/16/2033	61	55
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (f)	225	3
Series 2004-28, Class S, IF, 4.74%, 4/16/2034 (f)	93	95
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (f)	301	13
Series 2005-68, Class DP, IF, 3.36%, 6/17/2035 (f)	27	27
Series 2010-14, Class CO, PO, 8/20/2035	101	86
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	462	64
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (f)	659	47
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	99	12
Series 2006-16, Class OP, PO, 3/20/2036	45	39
Series 2006-38, Class ZK, 6.50%, 8/20/2036	539	538
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (f)	153	8
Series 2006-65, Class SA, IF, IO, 1.37%, 11/20/2036 (f)	244	3
Series 2011-22, Class WA, 5.87%, 2/20/2037 (f)	233	235
Series 2007-57, PO, 3/20/2037	25	24
Series 2007-17, Class JO, PO, 4/16/2037	45	37
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (f)	420	31
Series 2007-19, Class SD, IF, IO, 0.77%, 4/20/2037 (f)	220	4
Series 2007-28, Class BO, PO, 5/20/2037	46	39
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (f)	183	5
Series 2007-27, Class SA, IF, IO, 0.77%, 5/20/2037 (f)	202	7
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (f)	113	3
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,711	1,729
Series 2007-40, Class SB, IF, IO, 1.32%, 7/20/2037 (f)	405	18
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-42, Class SB, IF, IO, 1.32%, 7/20/2037 (f)	235	10
Series 2007-53, Class SW, IF, 3.92%, 9/20/2037 (f)	20	20
Series 2009-79, Class OK, PO, 11/16/2037	68	57
Series 2007-73, Class MI, IF, IO, 0.57%, 11/20/2037 (f)	133	2
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (f)	261	7
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (f)	127	2
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (f)	119	3
Series 2008-2, Class NS, IF, IO, 1.11%, 1/16/2038 (f)	226	8
Series 2008-2, Class MS, IF, IO, 1.73%, 1/16/2038 (f)	68	5
Series 2008-10, Class S, IF, IO, 0.40%, 2/20/2038 (f)	142	2
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (f)	193	—
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (f)	1,148	55
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (f)	109	3
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (f)	49	1
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (f)	91	3
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (f)	143	6
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (f)	123	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	292	19
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	130	14
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	126	13
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (f)	257	11
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	64	7
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	68	9
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (f)	122	3
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (f)	274	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-31, Class NO, PO, 3/20/2040	439	360
Series 2013-75, Class WA, 5.11%, 6/20/2040 (f)	624	615
Series 2010-130, Class CP, 7.00%, 10/16/2040	78	82
Series 2010-157, Class OP, PO, 12/20/2040	478	393
Series 2011-75, Class SM, IF, IO, 1.17%, 5/20/2041 (f)	380	18
Series 2014-188, Class W, 4.56%, 10/20/2041 (f)	253	244
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	160	150
Series 2013-54, Class WA, 4.90%, 11/20/2042 (f)	973	947
Series 2013-91, Class WA, 4.44%, 4/20/2043 (f)	522	493
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,209
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,032	986
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (f)	9	9
Series 2013-H03, Class FA, 5.56%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (f)	9	9
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 4.97%, 9/20/2062 (f)	3	3
Series 2012-H29, Class FA, 5.77%, 10/20/2062 (f)	222	221
Series 2012-H31, Class FD, 5.60%, 12/20/2062 (f)	524	520
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	1
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 5.71%, 2/20/2063 (f)	307	305
Series 2013-H07, Class HA, 5.67%, 3/20/2063 (f)	323	320
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 5.86%, 8/20/2063 (f)	652	650
Series 2014-H01, Class FD, 5.87%, 1/20/2064 (f)	340	339
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-H09, Class TA, 5.82%, 4/20/2064 (f)	303	302
Series 2015-H15, Class FD, 5.66%, 6/20/2065 (f)	986	979
Series 2015-H15, Class FJ, 5.66%, 6/20/2065 (f)	2,178	2,164
Series 2015-H16, Class FG, 5.66%, 7/20/2065 (f)	1,533	1,522
Series 2015-H23, Class FB, 5.74%, 9/20/2065 (f)	1,430	1,421
Series 2015-H32, Class FH, 5.88%, 12/20/2065 (f)	1,109	1,104
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (f)	4,705	196
Series 2021-H14, Class CF, 6.64%, 9/20/2071 (f)	4,283	4,361
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	280	255
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	378	2
Series 2005-RP3, Class 1AF, 5.78%, 9/25/2035 (b) (f)	500	418
Series 2006-RP2, Class 1AS2, IF, IO, 0.61%, 4/25/2036 ‡ (b) (f)	1,489	66
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	90	90
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	44	44
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	55	53
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	259	246
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	676	336
Impac CMB Trust
Series 2004-7, Class 1A1, 6.17%, 11/25/2034 (f)	261	255
Series 2005-4, Class 2A1, 6.03%, 5/25/2035 (f)	85	79
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.13%, 5/25/2036 (f)	50	45
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (f)	93	90
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (f)	25	24
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (f)	118	118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.88%, 4/25/2036 (f)	197	126
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	430	149
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (f)	646	641
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (f)	68	64
Series 2004-4, Class 2A1, 3.81%, 5/25/2034 (f)	24	22
Series 2004-13, Class 3A7, 5.21%, 11/21/2034 (f)	158	148
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (f)	42	39
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	36	34
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	78	79
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	160	152
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	88	87
Series 2004-6, Class 30, PO, 7/25/2034	90	67
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	168	159
Series 2004-7, Class 30, PO, 8/25/2034	53	37
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	4
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.78%, 5/25/2035 (b) (f)	1,116	585
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	48	29
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.05%, 10/25/2028 (f)	29	27
Series 2003-F, Class A1, 6.07%, 10/25/2028 (f)	212	198
Series 2004-A, Class A1, 5.89%, 4/25/2029 (f)	50	46
Series 2004-1, Class 2A1, 4.39%, 12/25/2034 (f)	91	85
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	148	128
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	8
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A2, 6.00%, 5/25/2033	24	23
RALI Trust
Series 2002-QS16, Class A3, IF, 5.27%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.12%, 5/25/2018 ‡ (f)	1	—
Series 2003-QS12, Class A2A, IF, IO, 2.17%, 6/25/2018 ‡ (f)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡ (h)	—	—
Series 2004-QA6, Class NB2, 3.98%, 12/26/2034 (f)	215	196
SART Series 2017-1, 4.75%, 7/15/2024 ‡	242	237
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,524	2,188
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,404
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,313	2,805
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,900	4,104
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (f)	121	113
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.07%, 9/25/2043 (f)	67	63
Series 2004-4, Class 3A, 3.75%, 12/25/2044 (f)	154	143
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,448	4,400
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.43%, 2/15/2024 (f)	5	5
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	14	14
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	76	76
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	54	55
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	108	110
Series 1998-1, Class 2E, 7.00%, 3/15/2028	156	156
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	345	341
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,560	1,541
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (f)	4,000	3,934
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	286	250
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.63%, 8/25/2033 (f)	21	20
Series 2003-AR9, Class 1A6, 4.85%, 9/25/2033 (f)	359	331
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (f)	26	23
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-S9, Class P, PO, 10/25/2033	9	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	167	159
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (f)	26	23
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (f)	22	20
Series 2006-AR10, Class 2P, 4.04%, 9/25/2036 (f)	41	35
Series 2006-AR12, Class 2P, 3.38%, 10/25/2036 (f)	41	35
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (f)	347	10
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (f)	1,879	50
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	582	94
Series 2005-4, Class CB7, 5.50%, 6/25/2035	597	524
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	504	78
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	103	86
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	659	551
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	87	76
Total Collateralized Mortgage Obligations (Cost $129,848)		122,695
Commercial Mortgage-Backed Securities — 4.3%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (f)	1,300	841
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,010
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 (b) (f)	3	—
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,211
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.09%, 7/25/2041 (b) (f)	5,870	5,481
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,328
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,244
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,648
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,464
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,633
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	4,145	3,810
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	5,200	4,811
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	4,500	4,166
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	150	148
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (f)	881	817
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	5,691	5,373
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	3,058	2,869
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (f)	2,340	2,202
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (f)	3,335	3,145
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (f)	2,379	2,203
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,312	1,160
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	18,517	1,138
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	5,230	4,238
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (f)	6,802	5,757
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (f)	4,225	3,923
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	280	264
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (f)	3,387	286
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.72%, 1/25/2029 (b) (f)	3,397	3,146
Series 2014-K39, Class C, 4.28%, 8/25/2047 (b) (f)	4,650	4,536
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (f)	550	509
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	875
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,850
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,175
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,467
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	652	592
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,155
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	66
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.71%, 5/10/2063 (b) (f)	572	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.13%, 3/15/2045 (b) (f)	400	280
Total Commercial Mortgage-Backed Securities (Cost $96,976)		89,821
Municipal Bonds — 0.5% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	400	435
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	415
Total California		850
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	368
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,910
Series 165, Rev., 5.65%, 11/1/2040	440	460
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,832
Total New York		4,570
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,590
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	260
Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,361
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	185
Total Ohio		3,396
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	552
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Winter Storm URI
Series 2023A-1, Rev., 5.10%, 4/1/2035	685	683
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,151
Total Texas		1,834
Total Municipal Bonds (Cost $11,493)		11,202
U.S. Government Agency Securities — 0.4%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,609
4.63%, 9/15/2060	304	283
Tennessee Valley Authority STRIPS DN, 5.55%, 6/15/2035 (a)	800	450
Total U.S. Government Agency Securities (Cost $9,329)		8,342
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	492
3.45%, 2/2/2061 (b)	550	364
Republic of Chile 2.55%, 1/27/2032	497	417
Republic of Panama 4.50%, 4/16/2050	325	242
Republic of Peru 5.63%, 11/18/2050	88	88
United Mexican States
3.75%, 1/11/2028	1,216	1,150
2.66%, 5/24/2031	1,075	890
3.50%, 2/12/2034	1,252	1,038
4.60%, 1/23/2046	2,113	1,705
6.34%, 5/4/2053	310	309
3.77%, 5/24/2061	772	507
Total Foreign Government Securities (Cost $8,947)		7,202
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,999)	2,970	2,712
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (k) (l) (Cost $58,285)	58,273	58,290
Total Investments — 100.4% (Cost $2,322,392)		2,105,223
Liabilities in Excess of Other Assets — (0.4)%		(7,463)
NET ASSETS — 100.0%		2,097,760

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $2,512 or 0.12% of the Fund’s
net assets as of August 31, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	517	12/19/2023	USD	57,395	448
U.S. Treasury 10 Year Ultra Note	169	12/19/2023	USD	19,617	162
U.S. Treasury Ultra Bond	62	12/19/2023	USD	8,025	97
U.S. Treasury 2 Year Note	145	12/29/2023	USD	29,558	59
U.S. Treasury 5 Year Note	759	12/29/2023	USD	81,177	441
					1,207
Short Contracts
U.S. Treasury Long Bond	(184)	12/19/2023	USD	(22,368)	(239)
					968

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	39

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.9%
U.S. Treasury Bonds
6.13%, 8/15/2029	400	439
1.13%, 5/15/2040	750	464
U.S. Treasury Notes
1.50%, 2/15/2025	250	237
0.25%, 7/31/2025	1,600	1,466
0.75%, 5/31/2026	3,000	2,706
1.13%, 10/31/2026	2,000	1,803
0.38%, 9/30/2027	580	494
0.50%, 10/31/2027	2,500	2,136
1.25%, 3/31/2028	2,000	1,748
2.88%, 5/15/2028	750	705
1.25%, 9/30/2028	4,200	3,625
3.13%, 11/15/2028	700	663
1.50%, 11/30/2028	800	697
1.75%, 1/31/2029	1,000	879
3.25%, 6/30/2029	1,200	1,138
2.88%, 5/15/2032	6,000	5,453
2.75%, 8/15/2032	600	538
4.13%, 11/15/2032	1,000	999
U.S. Treasury STRIPS Bonds
2.79%, 2/15/2024 (a)	606	592
2.40%, 5/15/2024 (a)	200	193
3.23%, 5/15/2025 (a)	200	184
2.55%, 5/15/2026 (a)	200	177
3.93%, 8/15/2026 (a)	47	41
4.10%, 11/15/2026 (a)	300	260
3.22%, 2/15/2027 (a)	100	86
4.45%, 8/15/2027 (a)	100	84
4.49%, 11/15/2027 (a)	140	117
3.39%, 2/15/2028 (a)	53	44
2.70%, 5/15/2028 (a)	10	8
3.63%, 8/15/2028 (a)	200	162
Total U.S. Treasury Obligations (Cost $29,719)		28,138
Corporate Bonds — 25.2%
Aerospace & Defense — 0.8%
Boeing Co. (The)
4.88%, 5/1/2025	54	53
2.20%, 2/4/2026	86	79
3.10%, 5/1/2026	100	94
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	67
Leidos, Inc. 2.30%, 2/15/2031	100	79
Northrop Grumman Corp. 2.93%, 1/15/2025	150	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
RTX Corp. 4.13%, 11/16/2028	100	96
Textron, Inc. 3.00%, 6/1/2030	100	87
		700
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	50	50
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	143
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	183
		376
Banks — 4.2%
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 2/4/2025 (c)	154	151
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	55
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	168	166
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	250	229
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	73	72
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	204
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	148
Citigroup, Inc.
4.40%, 6/10/2025	115	112
4.45%, 9/29/2027	50	48
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	293
Fifth Third Bancorp 2.38%, 1/28/2025	64	61
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	192
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	178
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	235
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	213
Morgan Stanley Bank NA 5.48%, 7/16/2025	250	250
PNC Financial Services Group, Inc. (The) (SOFR + 1.09%), 4.76%, 1/26/2027 (c)	74	73
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	200	202
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	193
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	100	100
Wells Fargo & Co.
3.00%, 2/19/2025	99	95
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.10%, 6/3/2026	21	20
4.30%, 7/22/2027	30	29
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	170	158
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	39	39
		3,516
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	163
Constellation Brands, Inc. 2.88%, 5/1/2030	11	10
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	27
		218
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	97
Amgen, Inc.
1.65%, 8/15/2028	43	37
5.25%, 3/2/2030	46	46
3.35%, 2/22/2032	35	31
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	24
3.65%, 3/1/2026	57	55
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	22
		312
Broadline Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	92
eBay, Inc. 2.60%, 5/10/2031	100	83
		175
Capital Markets — 1.6%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	45
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	119
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	132
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	72
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	149	140
Invesco Finance plc 3.75%, 1/15/2026	125	120
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	97
Morgan Stanley
(SOFR + 0.47%), 5.79%, 11/10/2023 (c)	83	83
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	114
3.59%, 7/22/2028 (d)	150	139
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	69
Nasdaq, Inc. 5.55%, 2/15/2034	20	20
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	15
S&P Global, Inc. 2.90%, 3/1/2032	44	38
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	158
		1,361
Chemicals — 0.3%
Albemarle Corp. 5.05%, 6/1/2032	50	47
EIDP, Inc. 4.50%, 5/15/2026	43	42
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	34
PPG Industries, Inc. 1.20%, 3/15/2026	37	33
RPM International, Inc. 2.95%, 1/15/2032	17	14
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	106
		276
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	186
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	18
2.35%, 1/15/2032	69	54
		72
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	73
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland) 5.75%, 6/6/2028	200	198
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	117
4.25%, 4/15/2026 (b)	190	179
2.53%, 11/18/2027 (b)	334	285
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (c)	42	41
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	156
		976
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	100	78
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	41

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	47
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	36	33
Dollar General Corp. 4.13%, 5/1/2028	109	104
Walmart, Inc. 4.10%, 4/15/2033	66	63
		325
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	37
Packaging Corp. of America 3.00%, 12/15/2029	100	87
WRKCo, Inc. 3.00%, 9/15/2024	80	78
		202
Diversified REITs — 0.2%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	47
Safehold GL Holdings LLC 2.80%, 6/15/2031	88	68
WP Carey, Inc.
2.40%, 2/1/2031	12	10
2.25%, 4/1/2033	100	74
		199
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 2.75%, 6/1/2031	200	165
Verizon Communications, Inc. 2.10%, 3/22/2028	25	22
		187
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	82
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	186
Duke Energy Corp. 3.75%, 4/15/2024	150	148
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	41
2.78%, 1/7/2032 (b)	14	11
Edison International 4.13%, 3/15/2028	50	47
Entergy Mississippi LLC 2.85%, 6/1/2028	186	168
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	200	183
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	33
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	84
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	27
1.96%, 6/27/2030 (b)	29	23
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Pacific Gas and Electric Co.
2.95%, 3/1/2026	100	92
6.10%, 1/15/2029	17	17
4.55%, 7/1/2030	75	67
6.40%, 6/15/2033	36	36
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	120
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	70	70
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	77
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	18
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	143
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	98
		1,823
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	131
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	100	93
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 4.30%, 5/1/2029 (b)	94	90
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	21
Walt Disney Co. (The) 7.70%, 10/30/2025	50	52
		73
Financial Services — 0.4%
Corebridge Financial, Inc. 3.65%, 4/5/2027	80	75
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	10
Global Payments, Inc.
2.15%, 1/15/2027	45	40
3.20%, 8/15/2029	50	44
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	198
		367
Food Products — 0.5%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	48
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	46
Campbell Soup Co.
3.95%, 3/15/2025	50	49
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
2.38%, 4/24/2030	74	62
Cargill, Inc. 1.70%, 2/2/2031 (b)	75	59
General Mills, Inc. 4.95%, 3/29/2033	31	30
Kellogg Co. 3.40%, 11/15/2027	95	88
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	7
3.00%, 10/15/2030 (b)	18	14
		403
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	37
ONE Gas, Inc. 2.00%, 5/15/2030	26	21
		58
Ground Transportation — 0.6%
CSX Corp. 3.25%, 6/1/2027	162	152
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	58
Norfolk Southern Corp. 2.55%, 11/1/2029	150	129
Penske Truck Leasing Co. LP 5.75%, 5/24/2026 (b)	37	37
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	98
3.25%, 3/15/2032	51	40
		514
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 1.96%, 2/11/2031	50	40
Health Care Providers & Services — 0.5%
Cigna Group (The) 3.50%, 6/15/2024	72	71
CommonSpirit Health 2.78%, 10/1/2030	50	42
CVS Health Corp. 5.25%, 1/30/2031	29	29
HCA, Inc. 4.13%, 6/15/2029	150	138
Humana, Inc. 3.95%, 3/15/2027	50	48
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	61
		389
Health Care REITs — 0.5%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	68	58
2.00%, 3/15/2031	29	22
Healthpeak OP LLC
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	24
Physicians Realty LP 2.63%, 11/1/2031	37	29
Sabra Health Care LP 3.20%, 12/1/2031	52	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care REITs — continued
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	17	16
3.25%, 10/15/2026	45	42
Welltower OP LLC 4.50%, 1/15/2024	100	99
		402
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	87
McDonald's Corp. 2.13%, 3/1/2030	58	49
		136
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	139
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	100	96
Insurance — 0.9%
Aon Global Ltd. 3.88%, 12/15/2025	143	138
Assurant, Inc. 4.20%, 9/27/2023	14	14
Athene Global Funding
1.45%, 1/8/2026 (b)	68	61
1.73%, 10/2/2026 (b)	82	71
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	37
CNA Financial Corp.
3.95%, 5/15/2024	52	51
4.50%, 3/1/2026	38	37
F&G Global Funding 2.30%, 4/11/2027 (b)	50	44
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	140
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	155
		748
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	68
Machinery — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	44	38
Media — 0.6%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	157
2.30%, 2/1/2032	50	38
Comcast Corp.
3.38%, 8/15/2025	80	77
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	43

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.15%, 3/1/2026	16	16
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	52
Fox Corp. 4.71%, 1/25/2029	35	34
Paramount Global 2.90%, 1/15/2027	100	90
		464
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	49
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	28
		77
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	26
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	147
NiSource, Inc. 5.25%, 3/30/2028	18	18
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	12
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	97
Puget Energy, Inc. 2.38%, 6/15/2028	17	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	19
		334
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	30	23
4.75%, 4/15/2035	18	17
Corporate Office Properties LP 2.00%, 1/15/2029	26	20
Kilroy Realty LP 2.65%, 11/15/2033	70	48
		108
Oil, Gas & Consumable Fuels — 1.5%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	95
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	126
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	72
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	50
Coterra Energy, Inc. 3.90%, 5/15/2027	60	57
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	56
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	44	44
Energy Transfer LP
4.90%, 2/1/2024	61	61
5.50%, 6/1/2027	50	50
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	37
3.45%, 10/15/2027 (b)	50	45
HF Sinclair Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	40
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	103
MPLX LP 4.25%, 12/1/2027	27	26
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	18
Ovintiv, Inc. 5.38%, 1/1/2026	40	40
Phillips 66 1.30%, 2/15/2026	28	25
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	45
1.90%, 8/15/2030	72	58
Plains All American Pipeline LP 4.65%, 10/15/2025	30	29
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	19
Targa Resources Partners LP 4.00%, 1/15/2032	14	12
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	41
		1,251
Personal Care Products — 0.1%
Kenvue, Inc. 5.00%, 3/22/2030 (b)	100	100
Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	61
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	20
1.45%, 11/13/2030	100	79
Merck & Co., Inc. 4.50%, 5/17/2033	59	57
Mylan, Inc. 4.55%, 4/15/2028	75	71
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	87	86
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	165
Zoetis, Inc. 2.00%, 5/15/2030	80	66
		605
Residential REITs — 0.3%
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	26
2.45%, 1/15/2031	100	83
Essex Portfolio LP 1.65%, 1/15/2031	53	40
Mid-America Apartments LP
4.20%, 6/15/2028	50	48
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
1.70%, 2/15/2031	36	28
UDR, Inc. 2.10%, 8/1/2032	48	36
		261
Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	48
2.25%, 4/1/2028	10	9
Realty Income Corp. 3.65%, 1/15/2028	150	140
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	145
SITE Centers Corp. 3.63%, 2/1/2025	12	11
		353
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	43
Intel Corp. 4.88%, 2/10/2028	100	99
Marvell Technology, Inc. 2.95%, 4/15/2031	52	43
Microchip Technology, Inc.
0.97%, 2/15/2024	72	70
0.98%, 9/1/2024	22	21
NXP BV (China) 2.50%, 5/11/2031	100	81
QUALCOMM, Inc. 4.25%, 5/20/2032	32	31
Texas Instruments, Inc.
4.60%, 2/15/2028	23	23
4.90%, 3/14/2033	42	42
Xilinx, Inc. 2.38%, 6/1/2030	50	43
		496
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	101
Oracle Corp.
4.50%, 5/6/2028	33	32
2.88%, 3/25/2031	168	142
Roper Technologies, Inc.
3.80%, 12/15/2026	15	14
1.40%, 9/15/2027	174	151
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	13
Workday, Inc. 3.50%, 4/1/2027	30	28
		503
Specialized REITs — 0.5%
American Tower Corp.
5.00%, 2/15/2024	38	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — continued
1.45%, 9/15/2026	72	64
1.50%, 1/31/2028	68	57
Crown Castle, Inc. 2.25%, 1/15/2031	72	58
Equinix, Inc. 2.00%, 5/15/2028	37	31
Extra Space Storage LP
2.20%, 10/15/2030	25	20
2.35%, 3/15/2032	100	78
Public Storage Operating Co. 2.25%, 11/9/2031	36	29
		375
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	40
AutoZone, Inc. 1.65%, 1/15/2031	83	65
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	59
		164
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.30%, 5/10/2033	100	98
Dell International LLC 5.30%, 10/1/2029	100	99
		197
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	84	66
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	116	113
		179
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.00%, 9/15/2023	250	250
5.85%, 12/15/2027	100	100
		350
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	100	86
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	137
2.25%, 11/15/2031	100	79
		302
Total Corporate Bonds (Cost $22,929)		20,892
Collateralized Mortgage Obligations — 11.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	347	343
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	45

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	48	37
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034	6	4
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.91%, 6/20/2034 (d)	5	4
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	11	11
Series 2005-22, Class 2A1, 3.65%, 11/25/2035 (d)	61	50
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (d)	3	3
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	—	—
FHLMC, REMIC
Series 1608, Class L, 6.50%, 9/15/2023	—	—
Series 1602, Class SA, IF, 5.52%, 10/15/2023 (d)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1671, Class L, 7.00%, 2/15/2024	—	—
Series 1706, Class K, 7.00%, 3/15/2024	1	1
Series 2033, Class SN, IF, IO, 18.79%, 3/15/2024 (d)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	2	2
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 6.79%, 5/15/2024 (d)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	1	1
Series 1927, Class PH, 7.50%, 1/15/2027	13	13
Series 1981, Class Z, 6.00%, 5/15/2027	4	4
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2040, Class PE, 7.50%, 3/15/2028	10	10
Series 2063, Class PG, 6.50%, 6/15/2028	12	12
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2075, Class PM, 6.25%, 8/15/2028	9	9
Series 2075, Class PH, 6.50%, 8/15/2028	10	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2125, Class JZ, 6.00%, 2/15/2029	6	6
Series 2169, Class TB, 7.00%, 6/15/2029	26	26
Series 2163, Class PC, IO, 7.50%, 6/15/2029	1	—
Series 2172, Class QC, 7.00%, 7/15/2029	12	12
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	3	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2210, Class Z, 8.00%, 1/15/2030	15	16
Series 2224, Class CB, 8.00%, 3/15/2030	5	5
Series 2256, Class MC, 7.25%, 9/15/2030	7	8
Series 2259, Class ZM, 7.00%, 10/15/2030	9	9
Series 2271, Class PC, 7.25%, 12/15/2030	7	7
Series 2296, Class PD, 7.00%, 3/15/2031	5	5
Series 2344, Class ZD, 6.50%, 8/15/2031	74	75
Series 2344, Class ZJ, 6.50%, 8/15/2031	11	12
Series 2345, Class NE, 6.50%, 8/15/2031	7	7
Series 2351, Class PZ, 6.50%, 8/15/2031	7	7
Series 2410, Class QX, IF, IO, 3.35%, 2/15/2032 (d)	4	—
Series 2412, Class SP, IF, 5.49%, 2/15/2032 (d)	15	15
Series 2410, Class OE, 6.38%, 2/15/2032	3	3
Series 2410, Class NG, 6.50%, 2/15/2032	5	6
Series 2444, Class ES, IF, IO, 2.65%, 3/15/2032 (d)	10	1
Series 2450, Class SW, IF, IO, 2.70%, 3/15/2032 (d)	4	—
Series 2423, Class MC, 7.00%, 3/15/2032	5	5
Series 2423, Class MT, 7.00%, 3/15/2032	9	10
Series 2435, Class CJ, 6.50%, 4/15/2032	34	35
Series 2441, Class GF, 6.50%, 4/15/2032	11	11
Series 2455, Class GK, 6.50%, 5/15/2032	15	15
Series 2450, Class GZ, 7.00%, 5/15/2032	17	18
Series 2466, Class DH, 6.50%, 6/15/2032	11	12
Series 2474, Class NR, 6.50%, 7/15/2032	13	14
Series 2484, Class LZ, 6.50%, 7/15/2032	21	22
Series 2500, Class MC, 6.00%, 9/15/2032	21	21
Series 2543, Class YX, 6.00%, 12/15/2032	46	47
Series 2575, Class ME, 6.00%, 2/15/2033	85	86
Series 2586, Class WI, IO, 6.50%, 3/15/2033	6	1
Series 3611, PO, 7/15/2034	10	8
Series 2990, Class UZ, 5.75%, 6/15/2035	266	265
Series 3117, Class EO, PO, 2/15/2036	24	20
Series 3117, Class OK, PO, 2/15/2036	3	2
Series 3122, Class OH, PO, 3/15/2036	15	13
Series 3152, Class MO, PO, 3/15/2036	62	52
Series 3607, Class AO, PO, 4/15/2036	15	12
Series 3137, Class XP, 6.00%, 4/15/2036	38	39
Series 3819, Class ZQ, 6.00%, 4/15/2036	94	96
Series 3149, Class SO, PO, 5/15/2036	4	3
Series 3171, Class MO, PO, 6/15/2036	12	11
Series 3179, Class OA, PO, 7/15/2036	8	7
Series 3202, Class HI, IF, IO, 1.35%, 8/15/2036 (d)	75	6
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3232, Class ST, IF, IO, 1.40%, 10/15/2036 (d)	17	1
Series 3417, Class EO, PO, 11/15/2036	137	117
Series 3316, Class JO, PO, 5/15/2037	2	2
Series 3607, Class OP, PO, 7/15/2037	80	64
Series 3481, Class SJ, IF, IO, 0.55%, 8/15/2038 (d)	39	3
Series 4096, Class HA, 2.00%, 12/15/2041	85	76
Series 5008, Class LB, 1.50%, 8/25/2050	359	281
Series 5028, Class JG, 1.50%, 8/25/2050	378	295
Series 5190, Class PH, 2.50%, 2/25/2052	292	258
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	176	162
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (d)	15	14
Series T-76, Class 2A, 2.26%, 10/25/2037 (d)	60	50
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	16	16
Series T-54, Class 2A, 6.50%, 2/25/2043	154	158
Series T-54, Class 3A, 7.00%, 2/25/2043	49	51
Series T-56, Class A5, 5.23%, 5/25/2043	356	338
Series T-58, Class A, PO, 9/25/2043	9	7
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	12	12
Series 2005-W3, Class 2AF, 5.62%, 3/25/2045 (d)	42	42
FNMA, REMIC
Series 1993-165, Class SD, IF, 2.56%, 9/25/2023 (d)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	—	—
Series 1993-189, Class PL, 6.50%, 10/25/2023	—	—
Series 1993-247, Class SA, IF, 5.35%, 12/25/2023 (d)	—	—
Series G95-1, Class C, 8.80%, 1/25/2025	—	—
Series 2005-121, Class DX, 5.50%, 1/25/2026	21	20
Series 1997-20, IO, 1.84%, 3/25/2027 (d)	—	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (d)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	3	3
Series 1997-39, Class PD, 7.50%, 5/20/2027	5	5
Series 2012-47, Class HF, 5.80%, 5/25/2027 (d)	19	19
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	1	1
Series 2000-2, Class ZE, 7.50%, 2/25/2030	13	13
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	13	1
Series 2001-36, Class DE, 7.00%, 8/25/2031	15	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-49, Class Z, 6.50%, 9/25/2031	3	3
Series 2001-44, Class PD, 7.00%, 9/25/2031	2	3
Series 2003-52, Class SX, IF, 6.74%, 10/25/2031 (d)	4	4
Series 2004-74, Class SW, IF, 4.81%, 11/25/2031 (d)	11	11
Series 2001-81, Class LO, PO, 1/25/2032	1	1
Series 2002-1, Class SA, IF, 7.63%, 2/25/2032 (d)	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	8	8
Series 2002-28, Class PK, 6.50%, 5/25/2032	8	8
Series 2002-37, Class Z, 6.50%, 6/25/2032	11	11
Series 2004-61, Class SH, IF, 2.39%, 11/25/2032 (d)	12	12
Series 2003-22, Class UD, 4.00%, 4/25/2033	39	37
Series 2003-34, Class GE, 6.00%, 5/25/2033	104	106
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	2	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	44	44
Series 2003-64, Class SX, IF, 0.77%, 7/25/2033 (d)	4	4
Series 2003-71, Class DS, IF, 0.54%, 8/25/2033 (d)	44	38
Series 2005-56, Class TP, IF, 1.94%, 8/25/2033 (d)	9	9
Series 2003-91, Class SD, IF, 3.50%, 9/25/2033 (d)	3	3
Series 2003-116, Class SB, IF, IO, 2.20%, 11/25/2033 (d)	30	2
Series 2006-44, Class P, PO, 12/25/2033	12	10
Series 2003-130, Class SX, IF, 3.42%, 1/25/2034 (d)	1	1
Series 2004-25, Class SA, IF, 4.67%, 4/25/2034 (d)	12	12
Series 2004-46, Class SK, IF, 1.64%, 5/25/2034 (d)	8	7
Series 2004-36, Class SA, IF, 4.67%, 5/25/2034 (d)	21	22
Series 2004-50, Class VZ, 5.50%, 7/25/2034	145	143
Series 2005-74, Class CS, IF, 5.16%, 5/25/2035 (d)	6	6
Series 2005-45, Class DC, IF, 4.50%, 6/25/2035 (d)	20	19
Series 2005-56, Class S, IF, IO, 1.31%, 7/25/2035 (d)	13	1
Series 2005-73, Class PS, IF, 3.19%, 8/25/2035 (d)	34	34
Series 2005-68, Class PG, 5.50%, 8/25/2035	73	73
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	47

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-106, Class US, IF, 4.76%, 11/25/2035 (d)	19	19
Series 2006-27, Class OH, PO, 4/25/2036	15	13
Series 2006-65, Class QO, PO, 7/25/2036	11	9
Series 2006-56, Class FC, 5.69%, 7/25/2036 (d)	70	70
Series 2006-72, Class GO, PO, 8/25/2036	16	14
Series 2006-79, Class DO, PO, 8/25/2036	13	11
Series 2006-77, Class PC, 6.50%, 8/25/2036	18	18
Series 2006-110, PO, 11/25/2036	20	16
Series 2006-124, Class HB, 3.95%, 11/25/2036 (d)	34	35
Series 2007-14, Class ES, IF, IO, 1.04%, 3/25/2037 (d)	16	1
Series 2007-79, Class SB, IF, 4.21%, 8/25/2037 (d)	14	15
Series 2007-81, Class GE, 6.00%, 8/25/2037	32	33
Series 2007-88, Class VI, IF, IO, 1.14%, 9/25/2037 (d)	42	3
Series 2007-91, Class ES, IF, IO, 1.06%, 10/25/2037 (d)	114	9
Series 2007-116, Class HI, IO, 0.17%, 1/25/2038 (d)	18	1
Series 2008-16, Class IS, IF, IO, 0.80%, 3/25/2038 (d)	6	—
Series 2008-10, Class XI, IF, IO, 0.83%, 3/25/2038 (d)	10	1
Series 2008-28, Class QS, IF, 4.49%, 4/25/2038 (d)	12	12
Series 2008-46, Class HI, IO, 1.65%, 6/25/2038 (d)	7	—
Series 2013-25, Class DC, 2.50%, 6/25/2039	124	115
Series 2009-69, PO, 9/25/2039	21	16
Series 2009-103, Class MB, 4.89%, 12/25/2039 (d)	19	19
Series 2010-71, Class HJ, 5.50%, 7/25/2040	50	51
Series 2011-118, Class MT, 7.00%, 11/25/2041	59	61
Series 2011-118, Class NT, 7.00%, 11/25/2041	52	53
Series 2013-101, Class DO, PO, 10/25/2043	116	84
Series 2013-128, PO, 12/25/2043	90	67
Series 2019-65, Class PA, 2.50%, 5/25/2048	151	134
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.77%, 7/25/2037 (d)	3	3
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (d)	9	9
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (d)	46	43
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.04%, 10/25/2037 (d)	11	11
FNMA, STRIPS
Series 300, Class 1, PO, 9/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-52, Class AP, PO, 6/16/2033	20	18
Series 2004-28, Class S, IF, 4.74%, 4/16/2034 (d)	5	6
Series 2004-71, Class SB, IF, 2.81%, 9/20/2034 (d)	10	10
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (d)	58	3
Series 2005-68, Class DP, IF, 3.36%, 6/17/2035 (d)	9	9
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (d)	103	7
Series 2006-38, Class ZK, 6.50%, 8/20/2036	180	179
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (d)	12	1
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (d)	48	4
Series 2007-27, Class SA, IF, IO, 0.77%, 5/20/2037 (d)	61	2
Series 2007-45, Class QA, IF, IO, 1.21%, 7/20/2037 (d)	49	2
Series 2007-40, Class SB, IF, IO, 1.32%, 7/20/2037 (d)	81	4
Series 2007-53, Class ES, IF, IO, 1.12%, 9/20/2037 (d)	13	—
Series 2007-53, Class SW, IF, 3.92%, 9/20/2037 (d)	10	10
Series 2009-79, Class OK, PO, 11/16/2037	38	32
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (d)	26	1
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (d)	25	—
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (d)	82	3
Series 2008-33, Class XS, IF, IO, 2.27%, 4/16/2038 (d)	18	1
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (d)	48	2
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (d)	31	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	62	63
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (d)	36	1
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (d)	8	—
Series 2009-31, Class TS, IF, IO, 0.87%, 3/20/2039 (d)	20	—
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	15	2
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (d)	38	2
Series 2009-92, Class ZC, 5.00%, 10/20/2039	218	213
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	104	106
Series 2010-105, Class B, 5.00%, 8/20/2040	278	272
Series 2010-130, Class CP, 7.00%, 10/16/2040	26	27
Series 2013-91, Class WA, 4.44%, 4/20/2043 (d)	261	247
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (d)	4	4
Series 2013-H03, Class FA, 5.56%, 8/20/2060 (d)	—	—
Series 2012-H21, Class DF, 4.87%, 5/20/2061 (d)	1	1
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (d)	1	1
Series 2012-H29, Class FA, 5.77%, 10/20/2062 (d)	100	99
Series 2014-H15, Class FA, 5.72%, 7/20/2064 (d)	410	408
Series 2015-H15, Class FJ, 5.66%, 6/20/2065 (d)	363	361
Series 2015-H18, Class FA, 5.67%, 6/20/2065 (d)	159	158
Series 2015-H20, Class FA, 5.69%, 8/20/2065 (d)	345	343
Series 2015-H26, Class FG, 5.74%, 10/20/2065 (d)	389	387
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	16	26
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.90%, 10/25/2033 (d)	56	51
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (d)	12	11
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (d)	6	6
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (d)	17	16
Series 2004-3, Class 4A2, 3.65%, 4/25/2034 (d)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	15	14
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	46	43
Series 2004-7, Class 30, PO, 8/25/2034	4	3
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	6
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	3	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.05%, 10/25/2028 (d)	31	29
Series 2004-A, Class A1, 5.89%, 4/25/2029 (d)	10	9
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (d)	20	17
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	1	1
Series 2003-A1, Class A2, 6.00%, 5/25/2033	5	5
RALI Trust
Series 2002-QS16, Class A3, IF, 5.27%, 10/25/2017 ‡ (d)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.12%, 5/25/2018 ‡ (d)	—	— (e)
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	26	14
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	158	147
Series 2017-4, Class M60C, 3.50%, 6/25/2057	233	215
Series 2018-2, Class M55D, 4.00%, 11/25/2057	164	153
Series 2019-1, Class MT, 3.50%, 7/25/2058	322	279
Series 2019-3, Class M55D, 4.00%, 10/25/2058	51	48
Series 2019-4, Class M55D, 4.00%, 2/25/2059	185	173
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	218	205
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.43%, 2/15/2024 (d)	2	2
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	38	38
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	11	12
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	52	52
Series 1998-1, Class 2E, 7.00%, 3/15/2028	15	15
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.83%, 6/25/2033 (d)	18	18
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (d)	9	8
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	56	49
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Total Collateralized Mortgage Obligations (Cost $10,456)		9,854
Mortgage-Backed Securities — 10.1%
FHLMC
Pool # 785618, ARM, 5.87%, 7/1/2026 (d)	4	4
Pool # 611141, ARM, 4.30%, 1/1/2027 (d)	3	2
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	49

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (d)	22	22
Pool # 1A1085, ARM, 6.11%, 8/1/2036 (d)	27	27
Pool # 1B7242, ARM, 5.10%, 9/1/2036 (d)	24	24
Pool # 1Q0105, ARM, 5.33%, 9/1/2036 (d)	6	6
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (d)	8	8
Pool # 1N1511, ARM, 6.41%, 1/1/2037 (d)	12	12
Pool # 1Q0739, ARM, 6.26%, 3/1/2037 (d)	9	9
Pool # 1Q0722, ARM, 4.63%, 4/1/2038 (d)	12	12
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	2	2
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # A17537, 6.00%, 1/1/2034	13	13
Pool # G02682, 7.00%, 2/1/2037	10	11
Pool # Q58054, 4.50%, 11/1/2046	132	129
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	400	345
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U80336, 3.50%, 5/1/2033	246	229
Pool # U90690, 3.50%, 6/1/2042	83	76
Pool # U90975, 4.00%, 6/1/2042	77	73
Pool # U91427, 3.50%, 5/1/2043	305	279
FHLMC UMBS, 30 Year Pool # RA7937, 5.00%, 9/1/2052	373	362
FNMA
Pool # 54844, ARM, 3.98%, 9/1/2027 (d)	1	1
Pool # 303532, ARM, 4.34%, 3/1/2029 (d)	1	1
Pool # 745446, ARM, 4.93%, 4/1/2033 (d)	15	15
Pool # 746299, ARM, 4.06%, 9/1/2033 (d)	23	23
Pool # 743546, ARM, 3.73%, 11/1/2033 (d)	29	29
Pool # 735332, ARM, 4.86%, 8/1/2034 (d)	18	18
Pool # 790964, ARM, 3.90%, 9/1/2034 (d)	12	12
Pool # 896463, ARM, 5.10%, 10/1/2034 (d)	23	23
Pool # 816361, ARM, 3.70%, 1/1/2035 (d)	44	43
Pool # 810896, ARM, 6.62%, 1/1/2035 (d)	13	13
Pool # 816597, ARM, 4.04%, 2/1/2035 (d)	10	9
Pool # 816594, ARM, 6.64%, 2/1/2035 (d)	9	9
Pool # 745862, ARM, 5.23%, 4/1/2035 (d)	13	13
Pool # 832801, ARM, 3.89%, 9/1/2035 (d)	23	23
Pool # 843026, ARM, 5.96%, 9/1/2035 (d)	13	14
Pool # 920340, ARM, 5.25%, 2/1/2036 (d)	18	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 886558, ARM, 4.02%, 8/1/2036 (d)	8	8
Pool # 893424, ARM, 3.83%, 9/1/2036 (d)	20	20
Pool # 915645, ARM, 4.93%, 2/1/2037 (d)	13	13
Pool # 913984, ARM, 6.72%, 2/1/2037 (d)	6	7
Pool # 887094, ARM, 5.54%, 7/1/2046 (d)	22	22
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	—	—
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 695533, 8.00%, 6/1/2027	3	3
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	4	4
Pool # 598559, 6.50%, 8/1/2031	9	9
Pool # 995409, 8.00%, 11/1/2032	52	53
Pool # 675555, 6.00%, 12/1/2032	9	9
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # 702901, 6.00%, 5/1/2033	20	20
Pool # 721535, 5.00%, 7/1/2033	32	32
Pool # 723852, 5.00%, 7/1/2033	10	10
Pool # 729296, 5.00%, 7/1/2033	23	23
Pool # 713700, 4.50%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	6	6
Pool # 725027, 5.00%, 11/1/2033	19	19
Pool # 725017, 5.50%, 12/1/2033	21	21
Pool # AA0922, 6.00%, 9/1/2036	27	28
Pool # 986648, 6.00%, 9/1/2037	13	14
Pool # AD9151, 5.00%, 8/1/2040	58	58
Pool # BM3375, 4.00%, 1/1/2048	122	115
Pool # BK8753, 4.50%, 6/1/2049	78	75
Pool # BP6363, 3.00%, 4/1/2050	280	243
Pool # CB2637, 2.50%, 1/1/2052	71	59
Pool # FS0882, 2.50%, 3/1/2052	362	303
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	4	4
Pool # 752786, 6.00%, 9/1/2033	7	6
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	170	164
Pool # AN2309, 2.21%, 7/1/2026	430	399
Pool # AM7515, 3.34%, 2/1/2027	500	474
Pool # BS8224, 4.10%, 5/1/2028	310	300
Pool # BL1040, 3.81%, 12/1/2028	150	143
Pool # BL0907, 3.88%, 12/1/2028	300	287
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS4956, 2.27%, 4/1/2029	200	175
Pool # AM6892, 3.76%, 9/1/2029	213	202
Pool # BM4162, 3.12%, 10/1/2029 (d)	77	71
Pool # BL4333, 2.52%, 11/1/2029	380	334
Pool # BS8252, 4.36%, 4/1/2030	291	283
Pool # BS8846, 4.09%, 7/1/2030	300	287
Pool # BS4030, 1.96%, 1/1/2032	400	323
Pool # BS5117, 2.58%, 3/1/2032	200	167
Pool # 888408, 6.00%, 3/1/2037	8	8
Pool # 257172, 5.50%, 4/1/2038	4	4
Pool # MA1125, 4.00%, 7/1/2042	113	106
Pool # BM6734, 4.00%, 8/1/2059	373	346
Pool # BF0617, 2.50%, 3/1/2062	192	154
GNMA I, 30 Year
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	—	—
Pool # 442119, 7.50%, 11/15/2026	—	—
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 468236, 6.50%, 9/15/2028	17	17
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 466406, 6.00%, 11/15/2028	2	2
Pool # 607645, 6.50%, 2/15/2033	6	6
Pool # 781614, 7.00%, 6/15/2033	9	10
Pool # 782615, 7.00%, 6/15/2035	18	19
Pool # 782025, 6.50%, 12/15/2035	27	27
Pool # 681638, 6.00%, 12/15/2038	61	61
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	1	—
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	4	4
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4245, 6.00%, 9/20/2038	31	33
Pool # BA7567, 4.50%, 5/20/2048	65	62
Pool # BI0416, 4.50%, 11/20/2048	93	89
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM9692, 4.50%, 7/20/2049	51	49
Pool # BQ3224, 4.50%, 9/20/2049	309	297
Pool # MA7534, 2.50%, 8/20/2051	107	91
Pool # MA7649, 2.50%, 10/20/2051	34	29
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	267	251
Total Mortgage-Backed Securities (Cost $8,981)		8,391
Asset-Backed Securities — 9.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	74	66
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	77	77
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	31	27
Series 2021-1, Class B, 3.95%, 7/11/2030	68	60
American Credit Acceptance Receivables Trust
Series 2023-2, Class A, 5.89%, 10/13/2026 (b)	37	37
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	133	131
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 8/18/2025	10	10
Series 2020-3, Class B, 0.76%, 12/18/2025	73	71
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	31
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	91
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	63	61
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	94
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	87
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	16	16
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	35	35
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	45	42
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	4	4
Series 2020-3, Class A3, 0.62%, 3/17/2025	7	7
Series 2021-1, Class A3, 0.34%, 12/15/2025	17	17
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	74
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	78	75
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	85	85
Series 2022-P3, Class A3, 4.61%, 11/10/2027	22	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	51

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	136
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	2	2
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	51	49
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (d)	97	94
CPS Auto Receivables Trust Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	200	197
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	109	107
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	250	251
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	16	15
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	28	28
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	32	31
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	91
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	52
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	176	173
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	92	91
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	85	84
Series 2021-4A, Class B, 1.05%, 5/15/2026	31	30
Series 2022-5A, Class B, 5.97%, 3/15/2027	107	107
Series 2023-2A, Class B, 5.61%, 9/15/2027	75	74
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	72
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	80
Series 2023-1A, Class D, 6.69%, 6/15/2029	21	21
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	72	71
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	25	25
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	32	31
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	63	62
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	197
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	15	15
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	145	144
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	28	28
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	200	196
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	55	54
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	137
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (d)	8	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	4	4
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	63
Series 2023-2A, Class A2, 5.70%, 1/15/2027 (b)	63	63
Series 2023-3A, Class B, 5.89%, 1/18/2028 (b)	115	115
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	81
Series 2023-1, Class A3, 5.16%, 4/20/2026	44	44
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A3, 0.35%, 10/16/2025	12	12
Series 2023-3, Class A3, 5.45%, 6/16/2028	43	43
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	1	1
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	97	89
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	34	34
Hyundai Auto Receivables Trust Series 2023-B, Class A3, 5.48%, 4/17/2028	58	58
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	111	110
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	63	62
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	63	58
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	72	71
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	140	139
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	100	86
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	129	118
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	6	6
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	—	—
Series 2021-2, Class C, 0.90%, 6/15/2026	32	32
Series 2022-3, Class A3, 3.40%, 12/15/2026	57	56
Series 2022-4, Class A3, 4.14%, 2/16/2027	110	109
Series 2022-5, Class B, 4.43%, 3/15/2027	44	43
Series 2023-2, Class A3, 5.21%, 7/15/2027	66	66
Series 2023-3, Class A3, 5.61%, 10/15/2027	28	28
Series 2023-1, Class B, 4.98%, 2/15/2028	43	42
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	33
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan Institutional Trust Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	150	151
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.85%, 1/25/2036 (f)	20	16
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	32	28
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	36	33
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	49
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025	42	41
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	55
Toyota Lease Owner Trust Series 2023-A, Class A3, 4.93%, 4/20/2026 (b)	200	198
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	85	76
Series 2018-1, Class A, 3.70%, 3/1/2030	95	82
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	44	43
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	39	36
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (f)	64	59
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (f)	56	52
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	75	71
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (f)	56	52
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	72	68
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	84	78
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	183	182
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	67
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (b)	200	200
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	50	50
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	53	52
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	136
Series 2023-A, Class A3, 4.83%, 5/15/2028	58	57
World Omni Automobile Lease Securitization Trust Series 2021-A, Class A3, 0.42%, 8/15/2024	30	30
Total Asset-Backed Securities (Cost $7,897)		7,651
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 6.3%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (d)	145	123
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	100	90
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	269
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (d)	500	480
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	213	199
Series K737, Class AM, 2.10%, 10/25/2026	305	279
Series K069, Class A2, 3.19%, 9/25/2027 (d)	480	450
Series K081, Class A1, 3.88%, 2/25/2028	88	86
Series K083, Class A2, 4.05%, 9/25/2028 (d)	297	287
Series K088, Class A2, 3.69%, 1/25/2029	480	456
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	300	278
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	145	144
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	297	290
Series 2015-M7, Class A2, 2.59%, 12/25/2024	517	498
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	473	437
Series 2020-M50, Class A2, 1.20%, 10/25/2030	163	145
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (d)	2,314	142
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	117	92
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	8	7
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (d)	97	8
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (b)	147	112
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	181
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	124
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	3
Total Commercial Mortgage-Backed Securities (Cost $5,615)		5,180
Foreign Government Securities — 0.2%
United Mexican States 2.66%, 5/24/2031 (Cost $199)	200	166
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN, 3.36%, 1/15/2026 (a) (Cost $56)	60	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	53

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (g) (h) (Cost $2,171)	2,170	2,171
Total Investments — 99.5% (Cost $88,023)		82,496
Other Assets Less Liabilities — 0.5%		398
NET ASSETS — 100.0%		82,894

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(e)	Value is zero.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan Institutional Trust Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,046,933	$80,325
Investments in affiliates, at value	58,290	2,171
Deposits at broker for futures contracts	2,709	—
Receivables:
Investment securities sold	159	7
Interest from non-affiliates	11,770	430
Dividends from affiliates	275	7
Variation margin on futures contracts	229	—
Due from adviser	—	6
Total Assets	2,120,365	82,946
LIABILITIES:
Payables:
Due to custodian	61	—
Investment securities purchased — delayed delivery securities	22,275	—
Accrued liabilities:
Investment advisory fees	175	—
Custodian and accounting fees	34	14
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	59	37
Total Liabilities	22,605	52
Net Assets	$2,097,760	$82,894
NET ASSETS:
Paid-in-Capital	$2,373,315	$89,684
Total distributable earnings (loss)	(275,555)	(6,790)
Total Net Assets	$2,097,760	$82,894
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	239,672	9,518
Net asset value, offering and redemption price per share (a)	$8.75	$8.71
Cost of investments in non-affiliates	$2,264,107	$85,852
Cost of investments in affiliates	58,285	2,171

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	55

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$40,805	$1,364
Interest income from affiliates	2	—
Dividend income from affiliates	776	31
Total investment income	41,583	1,395
EXPENSES:
Investment advisory fees	2,946	116
Administration fees	1,052	42
Custodian and accounting fees	81	34
Interest expense to affiliates	— (a)	—
Professional fees	46	32
Trustees’ and Chief Compliance Officer’s fees	18	14
Printing and mailing costs	13	10
Transfer agency fees	8	— (a)
Other	116	6
Total expenses	4,280	254
Less fees waived	(2,726)	(159)
Less expense reimbursements	(1)	(34)
Net expenses	1,553	61
Net investment income (loss)	40,030	1,334
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(28,265)	(356)
Investments in affiliates	(10)	(1)
Futures contracts	(3,766)	—
Net realized gain (loss)	(32,041)	(357)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,787	296
Investments in affiliates	10	— (a)
Futures contracts	1,141	—
Change in net unrealized appreciation/depreciation	13,938	296
Net realized/unrealized gains (losses)	(18,103)	(61)
Change in net assets resulting from operations	$21,927	$1,273

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan Institutional Trust Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,030	$64,554	$1,334	$2,206
Net realized gain (loss)	(32,041)	(26,012)	(357)	(668)
Change in net unrealized appreciation/depreciation	13,938	(220,277)	296	(6,192)
Change in net assets resulting from operations	21,927	(181,735)	1,273	(4,654)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(40,789)	(64,356)	(1,357)	(2,192)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(14,809)	303,570	2,507	1,655
NET ASSETS:
Change in net assets	(33,671)	57,479	2,423	(5,191)
Beginning of period	2,131,431	2,073,952	80,471	85,662
End of period	$2,097,760	$2,131,431	$82,894	$80,471
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$267,380	$541,443	$2,024	$1,975
Distributions reinvested	37,210	58,385	925	1,473
Cost of shares redeemed	(319,399)	(296,258)	(442)	(1,793)
Change in net assets resulting from capital transactions	$(14,809)	$303,570	$2,507	$1,655
SHARE TRANSACTIONS:
Issued	30,242	59,161	228	227
Reinvested	4,188	6,454	105	166
Redeemed	(35,804)	(32,318)	(50)	(202)
Change in Shares	(1,374)	33,297	283	191
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2023 (Unaudited)	$8.84	$0.17	$(0.09)	$0.08	$(0.17)	$—	$(0.17)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan Institutional Trust Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.75	0.93%	$2,097,760	0.15%	3.82%	0.41%	19%
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2023 (Unaudited)	$8.71	$0.14	$— (f)	$0.14	$(0.14)	$—	$(0.14)
Year Ended February 28, 2023	9.47	0.24	(0.76)	(0.52)	(0.24)	—	(0.24)
Year Ended February 28, 2022	10.00	0.23	(0.43)	(0.20)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	10.18	0.27	(0.02)(g)	0.25	(0.27)	(0.16)	(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53	0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02	0.33	(0.31)	—	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan Institutional Trust Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.71	1.66%	$82,894	0.15%	3.21%	0.61%	13%
8.71	(5.51)	80,471	0.15	2.71	0.62	30
9.47	(2.10)	85,662	0.15	2.38	0.57	36
10.00	2.42	105,150	0.15	2.63	0.52	40
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	JPMorgan Institutional Trust Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.
The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.

62	JPMorgan Institutional Trust Funds	August 31, 2023

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust at August 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$257,989	$47,782	$305,771
Collateralized Mortgage Obligations	—	118,457	4,238	122,695
Commercial Mortgage-Backed Securities	—	87,354	2,467	89,821
Corporate Bonds	—	490,490	—	490,490
Foreign Government Securities	—	7,202	—	7,202
Loan Assignments	—	2,712	—	2,712
Mortgage-Backed Securities	—	447,162	—	447,162
Municipal Bonds	—	11,202	—	11,202
U.S. Government Agency Securities	—	8,342	—	8,342
U.S. Treasury Obligations	—	561,536	—	561,536
Short-Term Investments
Investment Companies	58,290	—	—	58,290
Total Investments in Securities	$58,290	$1,992,446	$54,487	$2,105,223
Appreciation in Other Financial Instruments
Futures Contracts	$1,207	$—	$—	$1,207
Depreciation in Other Financial Instruments
Futures Contracts	(239)	—	—	(239)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$968	$—	$—	$968

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,651	$—	$7,651
Collateralized Mortgage Obligations	—	9,854	—	9,854
Commercial Mortgage-Backed Securities	—	5,068	112	5,180
Corporate Bonds	—	20,892	—	20,892
Foreign Government Securities	—	166	—	166
Mortgage-Backed Securities	—	8,391	—	8,391

August 31, 2023	JPMorgan Institutional Trust Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Intermediate Bond Trust (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Government Agency Securities	$—	$53	$—	$53
U.S. Treasury Obligations	—	28,138	—	28,138
Short-Term Investments
Investment Companies	2,171	—	—	2,171
Total Investments in Securities	$2,171	$80,213	$112	$82,496
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Trust	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$62,369	$— (a)	$(1,291)	$2	$8,095	$(21,393)	$—	$—	$47,782
Collateralized Mortgage Obligations	5,720	—	213	(7)	7	(1,695)	—	—	4,238
Commercial Mortgage-Backed Securities	2,483	—	(16)	—	—	—	—	—	2,467
Total	$70,572	$— (a)	$(1,094)	$(5)	$8,102	$(23,088)	$—	$—	$54,487

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(1,231). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the six months ended August 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Trust
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$10,618	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (6.67%)
		Yield (Discount Rate of Cash Flows)	6.62% - 8.25% (7.44%)

64	JPMorgan Institutional Trust Funds	August 31, 2023

	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	10,618
	4,000	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 7.00% (0.12%)
			Constant Default Rate	0.00% - 2.99% (0.05%)
			Yield (Discount Rate of Cash Flows)	0.00% - 11.69% (11.66%)
Collateralized Mortgage Obligations	4,000
Total	$14,618

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2023, the value of these investments was $39,869. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments — Core Bond Trust invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The  above Fund invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds

August 31, 2023	JPMorgan Institutional Trust Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities .
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not have any securities out on loan at August 31, 2023.
F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Trust
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$63,390	$210,902	$216,002	$(10)	$10	$58,290	58,273	$776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

66	JPMorgan Institutional Trust Funds	August 31, 2023

Intermediate Bond Trust
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$980	$10,268	$9,076	$(1)	$— (c)	$2,171	2,170	$31	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.
G. Futures Contracts — Core Bond Trust used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2023:
Core Bond Trust
Futures Contracts:
Average Notional Balance Long	$141,147
Average Notional Balance Short	(6,472)
Ending Notional Balance Long	195,772
Ending Notional Balance Short	(22,368)
H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Core Bond Trust invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

August 31, 2023	JPMorgan Institutional Trust Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds' average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.
E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

68	JPMorgan Institutional Trust Funds	August 31, 2023

The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024.
For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$1,643	$1,052	$2,695	$—
Intermediate Bond Trust	116	42	158	33
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

Core Bond Trust	$31
Intermediate Bond Trust	1
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

Core Bond Trust	$1
Intermediate Bond Trust	1
F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2023, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$194,992	$223,291	$197,374	$181,403
Intermediate Bond Trust	5,638	4,008	6,079	6,815

August 31, 2023	JPMorgan Institutional Trust Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,322,392	$6,341	$222,542	$(216,201)
Intermediate Bond Trust	88,023	38	5,565	(5,527)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Trust	$11,639	$8,549
Intermediate Bond Trust	175	—
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Core Bond Trust	$966	$4,782
Intermediate Bond Trust	203	422
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Daily Simple SOFR Rate. Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.

70	JPMorgan Institutional Trust Funds	August 31, 2023

The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	2	23.7%
Intermediate Bond Trust	3	74.5
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds deem subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds' net assets could be adversely affected.
LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions

August 31, 2023	JPMorgan Institutional Trust Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

72	JPMorgan Institutional Trust Funds	August 31, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,009.30	$0.76	0.15%
Hypothetical	1,000.00	1,024.38	0.76	0.15
JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,016.60	0.76	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15

*	Expenses are equal to each Fund’s respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

August 31, 2023	JPMorgan Institutional Trust Funds	73

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

74	JPMorgan Institutional Trust Funds	August 31, 2023

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”).  This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds, provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.
 The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;

August 31, 2023	JPMorgan Institutional Trust Funds	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that the Adviser earns fees from the Funds for providing administration services.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place, and shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's ongoing investments in its business in support of the Funds, including the Adviser's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place, the relevant

76	JPMorgan Institutional Trust Funds	August 31, 2023

Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that, the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the
Adviser.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:
The Trustees noted that the Core Bond Trust’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile of the Universe for each of  the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the same Broadridge category as each Fund, the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates, and that changes made to the administration fee in January 2019, if applicable, were reflected in such rate.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:
The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors

August 31, 2023	JPMorgan Institutional Trust Funds	77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

78	JPMorgan Institutional Trust Funds	August 31, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-INSTT-823

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2023